UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

This report on Form N-CSR relates solely to the Registrant's Strategic Income Portfolio series (the "Fund").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. Performance numbers are net of all underlying fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total returns would have been lower. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Life of fund A
VIP Strategic Income Portfolio - Initial Class	10.50%	8.16%	7.30%
VIP Strategic Income Portfolio - Service Class	10.40%	8.04%	7.18%
VIP Strategic Income Portfolio - Service Class 2	10.23%	7.88%	7.02%
VIP Strategic Income Portfolio - Investor Class B	10.50%	8.11%	7.26%

A From December 23, 2003.

B The initial offering of Investor Class shares took place on July 21, 2005. Returns prior to July 21, 2005 are those of Initial Class. Had Investor Class's transfer agent fee been reflected, returns prior to July 21, 2005 would have been lower.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Strategic Income Portfolio - Initial Class on December 23, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Global markets overcame a host of macroeconomic concerns in 2012 - related to the eurozone debt crisis, the strength and pace of the U.S. economic recovery, the U.S. fiscal debate and a slowdown in China's once-blistering growth - to post broad-based gains for the year, with more-economically sensitive asset classes leading the way. Investor sentiment improved as some of the uncertainties holding back the markets began to lift and the outlook brightened in the face of stimulative global monetary policies and modest inflationary pressures. Riskier assets such as stocks saw the biggest advances, with international equities edging their U.S. counterparts, thanks to an especially strong rally in the fourth quarter. Similarly, within fixed income, credit-sensitive sectors - including high-yield/investment-grade corporate bonds and emerging-markets debt - surged ahead of more-defensive U.S. investment-grade bonds amid strong demand for higher-risk, higher-yielding securities. Emerging signs of a rebounding U.S. economy lifted domestic stocks for most of the period, extending an uptrend that began in March 2009. The broad-based S&P 500® Index rose 16.00% for the 12 months, while the technology-heavy Nasdaq Composite Index® gained 17.45% and the blue-chip-laden Dow Jones Industrial AverageSM added 10.24%. Foreign developed- and emerging-markets equities experienced periodic bouts of volatility this past year, but rode a strong second-half rally to finish ahead of their U.S. counterparts. The MSCI® ACWI® (All Country World Index) ex USA Index advanced 16.98% for the period. In an environment that favored higher-risk assets, U.S. investment-grade bonds managed only a 4.21% gain for 12 months, according to the Barclays® U.S. Aggregate Bond Index. Among sectors that comprise the index, bonds with higher yields and on the riskier end of the spectrum led the way, with investment-grade credit advancing 9.37%, while ultra-safe U.S. Treasuries managed only a 1.99% advance and finished at the back of the pack. Meanwhile, high-yield bonds, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, gained a hearty 15.55%. Foreign bonds showed positive results during the year, with emerging markets easily outpacing their major developed-markets counterparts. The J.P. Morgan Emerging Markets Bond Index Global surged 18.54%, while the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index logged a 7.10% gain.

Comments from Joanna Bewick, who became sole Lead Portfolio Manager of VIP Strategic Income Portfolio on June 1, 2012: For the one-year period ending December 31, 2012, the fund's shares classes performed in line with the Fidelity Strategic Income Composite IndexSM, which returned 10.54%. (For specific portfolio results, please refer to the performance section of this report.) All four of the underlying subportfolios in the fund beat their respective benchmarks during the period, thanks mainly to opportune security selection by our subportfolio managers. Overall security selection drove the fund's solid performance for the year. Meanwhile, our allocation decisions also contributed, though to a lesser extent, with a modest cash position largely offsetting this positive. We tilted the fund toward riskier asset classes during the period, including high-yield bonds and emerging-markets debt, and those allocation decisions, particularly in the case of high-yield debt, tended to contribute to our strong performance. Similarly, by underweighting the somewhat-lower yielding U.S. government and developed-markets debt categories, we also achieved excess performance relative to the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Initial Class	.68%
Actual		$ 1,000.00	$ 1,058.00	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.46
Service Class	.78%
Actual		$ 1,000.00	$ 1,057.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Service Class 2.93%
Actual		$ 1,000.00	$ 1,057.10	$ 4.81
HypotheticalA		$ 1,000.00	$ 1,020.46	$ 4.72
Investor Class	.71%
Actual		$ 1,000.00	$ 1,057.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.57	$ 3.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Top Five Holdings as of December 31, 2012
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	20.3	20.5
Fannie Mae	3.0	1.7
Freddie Mac	2.5	2.2
German Federal Republic	2.4	2.7
Italian Republic	2.3	2.2
	30.5
Top Five Market Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	9.3	8.0
Consumer Discretionary	6.6	5.3
Energy	5.8	5.3
Industrials	4.6	4.6
Health Care	4.4	4.3
Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
U.S. Government and U.S. Government Agency Obligations† 30.9%	U.S. Government and U.S. Government Agency Obligations† 29.5%
AAA,AA,A 11.5%	AAA,AA,A 14.0%
BBB 8.9%	BBB 6.1%
BB 13.6%	BB 15.5%
B 20.8%	B 20.4%
CCC,CC,C 7.2%	CCC,CC,C 5.2%
Not Rated 2.7%	Not Rated 2.4%
Equities 0.6%	Equities 0.5%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 6.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of December 31, 2012 *	As of June 30, 2012 **
Preferred Securities 0.3%	Preferred Securities 0.2%
Corporate Bonds 37.9%	Corporate Bonds 36.3%
U.S. Government and U.S. Government Agency Obligations† 30.9%	U.S. Government and U.S. Government Agency Obligations† 29.5%
Foreign Government & Government Agency Obligations 21.3%	Foreign Government & Government Agency Obligations 21.7%
Floating Rate Loans 5.1%	Floating Rate Loans 5.3%
Stocks 0.6%	Stocks 0.5%
Other Investments 0.1%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 6.4%

* Foreign investments	33.0%	** Foreign investments	33.1%
* Futures and Swaps	(0.7%)	** Futures and Swaps	1.3%
† Includes FDIC Guaranteed Corporate Securities and/or NCUA Guaranteed Notes
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Corporate Bonds - 37.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
TRW Automotive, Inc. 3.5% 12/1/15		$ 671,000	$ 1,282,029
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Nuance Communications, Inc.:
2.75% 8/15/27		490,000	644,350
2.75% 11/1/31		80,000	86,850
			731,200
MATERIALS - 0.1%
Metals & Mining - 0.1%
Vedanta Resources Jersey II Ltd. 4% 3/30/17		1,300,000	1,291,550
TOTAL CONVERTIBLE BONDS			3,304,779
Nonconvertible Bonds - 37.6%
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		360,000	360,000
10.75% 8/15/16 (f)		132,000	143,048
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	156,238
Dana Holding Corp.:
6.5% 2/15/19		345,000	364,838
6.75% 2/15/21		1,105,000	1,179,588
Delphi Corp.:
5.875% 5/15/19		500,000	536,250
6.125% 5/15/21		490,000	543,900
Exide Technologies 8.625% 2/1/18		1,190,000	1,017,450
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	452,925
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	213,000
Tenneco, Inc.:
6.875% 12/15/20		545,000	593,369
7.75% 8/15/18		125,000	133,750
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		414,000	453,330
			6,147,686
Automobiles - 0.1%
Ford Motor Co. 7.45% 7/16/31		238,000	302,260
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/13 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0

		Principal Amount (d)	Value
7.4% 9/1/25 (c)		$ 45,000	$ 0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	442,650
			744,910
Distributors - 0.0%
Innovation Ventures LLC / Innovation Ventures Finance Corp. 9.5% 8/15/19 (f)		375,000	352,500
Diversified Consumer Services - 0.1%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,790,000	1,870,550
Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	1,800,000	936,264
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		3,095,000	3,071,788
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20 (f)		990,000	999,900
Chester Downs & Marina LLC 9.25% 2/1/20 (f)		150,000	145,875
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	160,588
FelCor Lodging LP 5.625% 3/1/23 (f)		440,000	440,000
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,161,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		355,000	403,813
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		300,000	297,000
MCE Finance Ltd. 10.25% 5/15/18		620,000	703,700
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(j)		125,000	98,438
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		617,080	651,534
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		216,000	237,870
NCL Corp. Ltd. 9.5% 11/15/18		125,000	138,125
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	106,125
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	63,450
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		100,000	97,500
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	787,944
Station Casinos LLC 3.66% 6/18/18 (e)		2,035,000	1,729,750
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625% 4/15/16 (f)		$ 50,000	$ 53,625
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		44,599	14,825
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.375% 3/15/22		1,440,000	1,530,000
7.75% 8/15/20		2,890,000	3,294,600
			17,123,714
Household Durables - 1.0%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		270,000	277,425
D.R. Horton, Inc. 4.375% 9/15/22		555,000	566,100
Dispensing Dynamics International 12.5% 1/1/18 (f)		265,000	259,700
Jarden Corp. 6.125% 11/15/22		280,000	303,100
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	550,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20 (f)		2,555,000	2,644,425
6.875% 2/15/21		565,000	608,788
7.125% 4/15/19		1,185,000	1,273,875
8.25% 2/15/21		1,765,000	1,791,475
8.5% 5/15/18 (e)		45,000	46,125
9% 4/15/19		1,695,000	1,762,800
9.875% 8/15/19		750,000	802,500
Sealy Mattress Co. 10.875% 4/15/16 (f)		86,000	91,160
Standard Pacific Corp.:
8.375% 5/15/18		220,000	255,200
8.375% 1/15/21		420,000	490,350
Tempur-Pedic International, Inc. 6.875% 12/15/20 (f)		210,000	216,038
Toll Brothers Finance Corp. 5.875% 2/15/22		515,000	584,525
			12,524,061
Leisure Equipment & Products - 0.1%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18		645,000	725,625
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	129,000
			854,625

		Principal Amount (d)	Value
Media - 2.0%
AMC Networks, Inc. 4.75% 12/15/22		$ 320,000	$ 320,000
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		195,000	210,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	688,275
5.25% 9/30/22		740,000	750,175
6.5% 4/30/21		935,000	1,008,631
6.625% 1/31/22		820,000	895,850
7.375% 6/1/20		555,000	614,663
7.875% 4/30/18		235,000	252,919
8.125% 4/30/20		565,000	632,800
Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	684,750
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	196,000
Cinemark USA, Inc. 5.125% 12/15/22 (f)		155,000	156,938
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	46,625
9% 12/15/19 (f)		222,000	202,575
10.75% 8/1/16		1,755,000	1,325,025
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22 (f)		825,000	847,688
6.5% 11/15/22 (f)		2,235,000	2,318,813
DISH DBS Corp.:
5% 3/15/23 (f)		1,520,000	1,527,600
5.875% 7/15/22		3,140,000	3,395,125
6.75% 6/1/21		860,000	980,400
EchoStar Communications Corp. 7.125% 2/1/16		1,500,000	1,672,500
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	197,100
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,411,550
8.5% 7/15/29		230,000	248,975
MDC Partners, Inc. 11% 11/1/16		65,000	71,419
MediMedia USA, Inc. 11.375% 11/15/14 (f)		50,000	48,500
Mood Media Corp. 9.25% 10/15/20 (f)		505,000	532,775
Quebecor Media, Inc. 5.75% 1/15/23 (f)		790,000	827,525
Sheridan Group, Inc. 12.5% 4/15/14		272,335	226,038
Sinclair Television Group, Inc. 8.375% 10/15/18		300,000	335,250
Sirius XM Radio, Inc. 5.25% 8/15/22 (f)		490,000	494,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Starz LLC/Starz Finance Corp. 5% 9/15/19 (f)		$ 440,000	$ 451,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		600,000	643,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	587,938
WMG Acquisition Corp. 11.5% 10/1/18		1,460,000	1,693,600
			26,498,022
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	138,438
Jo-Ann Stores, Inc. 9.75% 10/15/19 pay-in-kind (f)(j)		480,000	480,000
Limited Brands, Inc. 5.625% 2/15/22		685,000	746,650
Michaels Stores, Inc. 7.75% 11/1/18 (f)		370,000	405,613
Office Depot, Inc. 9.75% 3/15/19 (f)		370,000	389,425
Petco Holdings, Inc. 8.5% 10/15/17 pay-in-kind (f)		540,000	554,148
Sally Holdings LLC 6.875% 11/15/19		325,000	358,313
Sonic Automotive, Inc. 9% 3/15/18		760,000	836,000
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	275,400
			4,183,987
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		640,000	700,800
Levi Strauss & Co. 7.625% 5/15/20		775,000	844,750
Polymer Group, Inc. 7.75% 2/1/19		135,000	144,788
PVH Corp. 4.5% 12/15/22		815,000	823,150
			2,513,488
TOTAL CONSUMER DISCRETIONARY			72,813,543
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Carlsberg Breweries A/S 2.625% 11/15/22	EUR	300,000	394,321

		Principal Amount (d)	Value
Constellation Brands, Inc. 4.625% 3/1/23		$ 265,000	$ 276,263
Davide Campari-Milano SpA 4.5% 10/25/19	EUR	500,000	687,342
			1,357,926
Food & Staples Retailing - 0.3%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		830,000	890,175
Grifols, Inc. 8.25% 2/1/18		430,000	474,075
Rite Aid Corp.:
8% 8/15/20		370,000	422,725
9.25% 3/15/20		845,000	895,700
9.75% 6/12/16		50,000	54,125
10.25% 10/15/19		160,000	182,400
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		135,000	141,750
Tops Markets LLC 8.875% 12/15/17 (f)		295,000	304,588
			3,365,538
Food Products - 0.3%
Agrokor d.d. 8.875% 2/1/20 (f)		200,000	217,250
Darling International, Inc. 8.5% 12/15/18		100,000	113,750
Dean Foods Co. 9.75% 12/15/18		635,000	723,900
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. 9.875% 2/1/20 (f)		435,000	467,625
Gruma SAB de CV 7.75% (Reg. S) (g)		725,000	730,438
JBS USA LLC/JBS USA Finance, Inc.:
8.25% 2/1/20 (f)		330,000	348,975
11.625% 5/1/14		330,000	369,171
MHP SA 10.25% 4/29/15 (f)		390,000	410,475
Michael Foods Holding, Inc. 8.5% 7/15/18 pay-in-kind (f)(j)		185,000	189,163
Michael Foods, Inc. 9.75% 7/15/18		155,000	171,275
Post Holdings, Inc. 7.375% 2/15/22 (f)		110,000	120,450
Smithfield Foods, Inc. 6.625% 8/15/22		480,000	529,200
			4,391,672
Household Products - 0.1%
Spectrum Brands Escrow Corp.:
6.375% 11/15/20 (f)		145,000	154,425
6.625% 11/15/22 (f)		175,000	187,688
Spectrum Brands Holdings, Inc. 9.5% 6/15/18		280,000	317,800
			659,913
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	150,350
NBTY, Inc. 9% 10/1/18		425,000	481,313
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
Prestige Brands, Inc. 8.125% 2/1/20		$ 75,000	$ 83,438
Revlon Consumer Products Corp. 9.75% 11/15/15		300,000	315,750
			1,030,851
Tobacco - 0.0%
BAT Holdings BV 2.375% 1/19/23	EUR	450,000	593,926
TOTAL CONSUMER STAPLES			11,399,826
ENERGY - 5.6%
Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	118,250
Basic Energy Services, Inc. 7.75% 10/15/22 (f)		375,000	363,750
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (f)		560,000	527,800
Drill Rigs Holdings, Inc. 6.5% 10/1/17 (f)		350,000	347,375
Forbes Energy Services Ltd. 9% 6/15/19		350,000	311,500
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		139,000	142,475
Oil States International, Inc.:
5.125% 1/15/23 (f)		385,000	390,294
6.5% 6/1/19		360,000	383,400
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,047,875
Pioneer Drilling Co. 9.875% 3/15/18		275,000	299,063
Precision Drilling Corp. 6.5% 12/15/21		90,000	95,850
Pride International, Inc. 6.875% 8/15/20		260,000	328,825
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	148,400
			4,504,857
Oil, Gas & Consumable Fuels - 5.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23		735,000	746,025
Afren PLC 11.5% 2/1/16 (f)		200,000	231,500
Atlas Pipeline Escrow LLC 6.625% 10/1/20 (f)		375,000	391,406
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 6.625% 10/1/20 (f)		125,000	129,375
Berry Petroleum Co. 10.25% 6/1/14		145,000	160,588

		Principal Amount (d)	Value
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		$ 350,000	$ 379,750
9.625% 8/1/20 (f)		485,000	528,650
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,478,600
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	176,313
Clayton Williams Energy, Inc. 7.75% 4/1/19		460,000	458,275
Concho Resources, Inc.:
5.5% 4/1/23		855,000	897,750
6.5% 1/15/22		575,000	632,500
7% 1/15/21		250,000	278,125
8.625% 10/1/17		155,000	168,175
Continental Resources, Inc.:
5% 9/15/22		2,440,000	2,623,000
7.125% 4/1/21		215,000	244,025
8.25% 10/1/19		65,000	73,450
Crestwood Midstream Partners LP/Finance Corp.:
7.75% 4/1/19		200,000	207,500
7.75% 4/1/19 (f)		475,000	494,000
Crosstex Energy L.P./Crosstex Energy Finance Corp. 8.875% 2/15/18		390,000	421,200
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22 (f)		755,000	751,225
Denbury Resources, Inc.:
8.25% 2/15/20		308,000	346,500
9.75% 3/1/16		105,000	111,300
DTEK Finance BV 9.5% 4/28/15 (f)		280,000	283,220
Eagle Rock Energy Partners LP / Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	489,600
Energy Partners Ltd. 8.25% 2/15/18		585,000	602,550
Energy Transfer Equity LP 7.5% 10/15/20		860,000	993,300
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17		1,110,000	1,268,175
EPL Oil & Gas, Inc. 8.25% 2/15/18 (f)		505,000	518,888
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	607,600
EXCO Resources, Inc. 7.5% 9/15/18		1,300,000	1,261,000
Forest Oil Corp. 7.5% 9/15/20 (f)		690,000	724,500
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	291,275
Halcon Resources Corp. 8.875% 5/15/21 (f)		430,000	455,800
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		240,000	256,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Inergy Midstream LP/Inergy Finance Corp. 6% 12/15/20 (f)		$ 695,000	$ 712,375
IPIC GMTN Ltd. 2.375% 5/30/18 (Reg. S)	EUR	250,000	338,237
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		320,000	391,616
7% 5/5/20 (f)		360,000	448,200
9.125% 7/2/18 (f)		480,000	634,800
Laredo Pete, Inc. 7.375% 5/1/22		600,000	659,400
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (f)		375,000	376,875
7.75% 2/1/21		2,740,000	2,918,100
8.625% 4/15/20		1,670,000	1,820,300
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	253,800
6.25% 6/15/22		935,000	1,023,825
6.75% 11/1/20		160,000	175,200
Naftogaz of Ukraine NJSC 9.5% 9/30/14		625,000	641,438
Newfield Exploration Co.:
5.625% 7/1/24		525,000	567,000
6.875% 2/1/20		1,025,000	1,096,750
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20 (f)		235,000	243,225
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (f)		800,000	720,000
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		830,000	959,729
Pan American Energy LLC 7.875% 5/7/21 (f)		575,000	500,250
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20 (f)		930,000	1,009,050
Pemex Project Funding Master Trust:
5.75% 3/1/18		485,000	565,025
6.625% 6/15/35		1,140,000	1,464,900
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		525,000	591,056
6.875% 1/20/40		350,000	447,650
8.375% 12/10/18		495,000	632,585
Petroleos de Venezuela SA:
4.9% 10/28/14		2,045,000	1,942,750
5.375% 4/12/27		1,025,000	712,375
5.5% 4/12/37		520,000	353,600
8.5% 11/2/17 (f)		5,625,000	5,540,625
9% 11/17/21 (Reg. S)		855,000	810,113
9.75% 5/17/35 (f)		1,305,000	1,252,800

		Principal Amount (d)	Value
12.75% 2/17/22 (f)		$ 1,840,000	$ 2,056,200
Petroleos Mexicanos:
4.875% 1/24/22		410,000	461,660
5.5% 1/21/21		455,000	530,530
5.5% 6/27/44		560,000	616,000
5.5% 6/27/44 (f)		195,000	214,793
6% 3/5/20		345,000	413,310
6.5% 6/2/41		410,000	514,550
6.625% (f)(g)		1,505,000	1,615,618
8% 5/3/19		280,000	366,100
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	810,400
PT Adaro Indonesia 7.625% 10/22/19 (f)		405,000	449,550
PT Pertamina Persero:
4.875% 5/3/22 (f)		675,000	737,438
5.25% 5/23/21 (f)		295,000	328,925
6% 5/3/42 (f)		475,000	534,375
6.5% 5/27/41 (f)		515,000	608,988
QEP Resources, Inc. 5.25% 5/1/23		610,000	643,550
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	436,788
Range Resources Corp.:
5% 8/15/22		125,000	130,625
5.75% 6/1/21		125,000	134,063
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		550,000	596,750
Rosetta Resources, Inc. 9.5% 4/15/18		290,000	320,073
Southern Star Central Corp. 6.75% 3/1/16		90,000	91,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23 (f)		135,000	139,388
6.375% 8/1/22 (f)		265,000	288,850
6.875% 2/1/21		240,000	262,800
11.25% 7/15/17		290,000	318,275
Teekay Corp. 8.5% 1/15/20		295,000	311,225
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	27,329
7.625% 4/1/37		50,000	70,800
8.375% 6/15/32		40,000	57,469
Tesoro Corp.:
4.25% 10/1/17		305,000	315,675
5.375% 10/1/22		345,000	367,425
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.875% 10/1/20 (f)		105,000	109,725
Venoco, Inc. 8.875% 2/15/19		270,000	253,125
W&T Offshore, Inc. 8.5% 6/15/19 (f)		505,000	539,088
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
WPX Energy, Inc. 6% 1/15/22		$ 690,000	$ 745,200
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	595,369
			67,499,193
TOTAL ENERGY			72,004,050
FINANCIALS - 6.9%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		460,000	485,300
Lloyds TSB Bank PLC 4.875% 3/30/27	GBP	750,000	1,413,701
Penson Worldwide, Inc. 12.5% 5/15/17 (c)(f)		290,000	63,800
			1,962,801
Commercial Banks - 1.9%
Abbey National Treasury Services PLC 5.25% 2/16/29	GBP	350,000	694,430
Access Finance BV 7.25% 7/25/17 (f)		290,000	305,225
Akbank T.A.S.:
3.875% 10/24/17 (f)		360,000	370,800
5.125% 7/22/15 (f)		485,000	511,675
Banco Santander Mexico SA 4.125% 11/9/22 (f)		300,000	303,750
Barclays Bank PLC 4.25% 1/12/22	GBP	770,000	1,419,369
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	486,000
BNP Paribas SA 2.5% 8/23/19	EUR	200,000	275,367
CIT Group, Inc.:
4.25% 8/15/17		1,065,000	1,096,675
5% 5/15/17		1,220,000	1,293,200
5% 8/15/22		845,000	901,037
5.25% 3/15/18		2,400,000	2,568,000
5.375% 5/15/20		1,055,000	1,152,588
5.5% 2/15/19 (f)		3,535,000	3,853,150
Co-Operative Bank PLC 4.75% 11/11/21	GBP	400,000	748,099
Development Bank of Philippines 8.375% (g)(j)		620,000	686,650
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	204,000
Finansbank A/S 5.15% 11/1/17 (f)		495,000	492,525
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		490,000	502,250
HSBK (Europe) BV:
7.25% 5/3/17 (f)		535,000	585,290
9.25% 10/16/13 (f)		330,000	344,850

		Principal Amount (d)	Value
International Bank for Reconstruction & Development 8% 6/20/13	NGN	40,000,000	$ 248,556
JSC Kazkommertsbank BV 8% 11/3/15 (f)		330,000	310,200
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		200,000	188,500
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		315,000	313,583
Magyar Export-Import Bank 5.5% 2/12/18 (f)		295,000	299,056
Nordea Bank AB 2.25% 10/5/17 (Reg. S)	EUR	300,000	414,616
RSHB Capital SA:
6% 6/3/21 (f)(j)		200,000	208,500
9% 6/11/14 (f)		210,000	229,950
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		650,000	536,250
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		275,000	277,750
Turkiye Garanti Bankasi A/S 4% 9/13/17 (f)		250,000	258,125
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,115,000	1,257,163
Vnesheconombank Via VEB Finance PLC 6.025% 7/5/22 (f)		500,000	583,750
Wells Fargo & Co. 2.625% 8/16/22	EUR	250,000	341,605
			24,262,534
Consumer Finance - 2.4%
Ally Financial, Inc.:
5.5% 2/15/17		750,000	800,625
7.5% 9/15/20		4,620,000	5,578,650
8% 3/15/20		4,940,000	6,051,500
Ford Motor Credit Co. LLC:
4.25% 2/3/17		1,770,000	1,896,185
4.25% 9/20/22		531,000	560,845
5.75% 2/1/21		240,000	276,318
5.875% 8/2/21		1,760,000	2,049,587
General Motors Acceptance Corp.:
6.75% 12/1/14		915,000	985,913
8% 11/1/31		2,545,000	3,213,063
GMAC LLC:
6.75% 12/1/14		280,000	302,400
8% 11/1/31		5,653,000	7,165,178
SLM Corp.:
6% 1/25/17		930,000	1,006,725
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.: - continued
7.25% 1/25/22		$ 850,000	$ 930,750
8% 3/25/20		725,000	826,500
			31,644,239
Diversified Financial Services - 1.8%
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	651,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		750,000	744,375
BP Capital Markets PLC 4.325% 12/10/18	GBP	250,000	454,505
CDW LLC/CDW Finance Corp. 8% 12/15/18		140,000	154,350
Citigroup, Inc. 5.9% (g)(j)		1,305,000	1,317,763
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	17,584	34,728
8.151% 12/31/30	GBP	30,000	68,505
European Economic Community:
2.5% 11/4/27 (Reg. S)	EUR	450,000	613,385
2.875% 4/4/28	EUR	600,000	856,735
Fibria Overseas Finance Ltd. 7.5% 5/4/20 (f)		275,000	305,250
FMS Wertmanagement AoeR 3% 9/8/21	EUR	1,200,000	1,771,466
GE Capital UK Funding 4.375% 7/31/19	GBP	550,000	970,551
General Motors Financial Co., Inc. 6.75% 6/1/18		575,000	655,500
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		360,000	392,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		1,195,000	1,238,319
8% 1/15/18		3,408,000	3,659,340
Indo Energy Finance BV 7% 5/7/18 (f)		625,000	656,250
JPMorgan Chase & Co. 2.75% 8/24/22	EUR	100,000	136,649
KfW 1.25% 10/17/19	EUR	750,000	1,005,386
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	420,000
New Academy Finance Co. LLC/New Academy Finance Corp. 8% 6/15/18 pay-in-kind (f)		520,000	527,800
Porterbrook Rail Finance Ltd. 5.5% 4/20/19	GBP	150,000	277,114
Regions Financing Trust II 6.625% 5/15/47 (j)		470,000	467,650
TMK Capital SA 7.75% 1/27/18		650,000	680,875

		Principal Amount (d)	Value
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		$ 1,055,000	$ 1,229,075
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)		290,000	306,675
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		500,000	613,750
6.902% 7/9/20 (f)		725,000	880,875
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(j)		1,980,907	1,908,631
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		450,000	495,000
			23,493,902
Insurance - 0.0%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		255,000	265,200
Real Estate Investment Trusts - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21		725,000	786,625
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,468,100
6.75% 10/15/22		725,000	786,625
7.5% 2/15/20		385,000	422,538
			3,463,888
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc. 6.625% 10/15/20		480,000	523,824
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	711,900
7.875% 2/15/19 (f)		532,000	577,858
9% 1/15/20 (f)		1,085,000	1,232,777
Taylor Morrison Community Monarch 7.75% 4/15/20 (f)		385,000	410,988
Tesco Property Finance 5 PLC 5.6611% 10/13/41	GBP	248,995	437,301
			3,894,648
TOTAL FINANCIALS			88,987,212
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.1%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		5,000	5,338
DJO Finance LLC/DJO Finance Corp.:
8.75% 3/15/18 (f)		230,000	255,300
9.875% 4/15/18 (f)		235,000	244,400
Kinetic Concepts, Inc./KCI (USA), Inc. 10.5% 11/1/18 (f)		505,000	526,463
			1,031,501
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 3.2%
Community Health Systems, Inc.:
5.125% 8/15/18		$ 495,000	$ 516,038
7.125% 7/15/20		495,000	531,506
8% 11/15/19		1,295,000	1,419,644
CRC Health Group, Inc. 10.75% 2/1/16		90,000	87,750
DaVita, Inc.:
5.75% 8/15/22		1,030,000	1,085,363
6.375% 11/1/18		1,180,000	1,265,550
6.625% 11/1/20		2,030,000	2,202,550
Fresenius Medical Care US Finance II, Inc.:
5.625% 7/31/19 (f)		1,510,000	1,608,150
5.875% 1/31/22 (f)		1,670,000	1,786,900
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	448,875
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,294,575
HCA Holdings, Inc.:
6.25% 2/15/21		610,000	628,300
7.75% 5/15/21		6,940,000	7,564,600
HCA, Inc.:
4.75% 5/1/23		630,000	641,025
5.875% 3/15/22		1,915,000	2,082,563
5.875% 5/1/23		2,145,000	2,220,075
6.5% 2/15/16		275,000	300,438
6.5% 2/15/20		2,410,000	2,711,250
7.25% 9/15/20		1,935,000	2,143,013
7.5% 2/15/22		1,175,000	1,345,375
8% 10/1/18		135,000	157,950
Health Management Associates, Inc. 7.375% 1/15/20		290,000	311,750
HealthSouth Corp.:
5.75% 11/1/24		310,000	314,650
8.125% 2/15/20		575,000	634,628
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		370,000	349,650
InVentiv Health, Inc. 10% 8/15/18 (f)		75,000	64,125
ResCare, Inc. 10.75% 1/15/19		240,000	266,088
Rotech Healthcare, Inc. 10.5% 3/15/18		220,000	146,300
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		450,000	478,125
Tenet Healthcare Corp.:
4.75% 6/1/20 (f)		410,000	415,125
6.25% 11/1/18		3,730,000	4,093,675
6.75% 2/1/20 (f)		1,465,000	1,508,950
6.875% 11/15/31		425,000	382,500
8% 8/1/20		740,000	796,888

		Principal Amount (d)	Value
UHS Escrow Corp. 7% 10/1/18		$ 85,000	$ 93,713
Vanguard Health Systems, Inc. 0% 2/1/16		21,000	15,750
			41,913,407
Health Care Technology - 0.1%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	468,563
Thomson Reuters Healthcare, Inc. 10.625% 6/1/20 (f)		435,000	463,275
			931,838
Pharmaceuticals - 0.4%
Elan Finance PLC/Elan Finance Corp. 6.25% 10/15/19 (f)		450,000	472,500
Leiner Health Products, Inc. 11% 6/1/49 (c)		90,000	0
Mylan, Inc.:
6% 11/15/18 (f)		140,000	154,622
7.875% 7/15/20 (f)		485,000	573,154
Valeant Pharmaceuticals International:
6.375% 10/15/20 (f)		375,000	402,188
6.75% 8/15/21 (f)		1,250,000	1,340,625
6.875% 12/1/18 (f)		805,000	867,388
VPI Escrow Corp. 6.375% 10/15/20 (f)		1,485,000	1,579,595
			5,390,072
TOTAL HEALTH CARE			49,266,818
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	25,625
12% 11/1/14 pay-in-kind		121,127	116,181
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,750,000	1,903,125
7.125% 3/15/21		150,000	163,125
			2,208,056
Airlines - 0.5%
Air Canada 9.25% 8/1/15 (f)		595,000	621,775
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		47,201	50,387
3.4355% 6/2/13 (j)		2,532,916	2,507,586
6.125% 4/29/18 (f)		180,000	181,350
7.25% 11/10/19		341,866	394,001
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		645,822	720,867
8.021% 8/10/22		214,980	233,253
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		115,767	128,641
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass-thru trust certificates: - continued
8.028% 11/1/17		$ 36,238	$ 39,181
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		462,309	520,098
Series 2012-2:
Class A, 4.625% 12/3/26		250,000	255,000
Class B, 6.75% 12/3/22		195,000	199,875
United Air Lines, Inc.:
9.875% 8/1/13 (f)		137,000	137,000
12% 11/1/13 (f)		270,000	274,050
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		530,226	609,760
			6,872,824
Building Products - 0.3%
HD Supply, Inc.:
8.125% 4/15/19 (f)		490,000	559,825
11% 4/15/20 (f)		940,000	1,109,200
11.5% 7/15/20 (f)		1,255,000	1,411,875
Isabelle Acquisition Sub, Inc. 10% 11/15/18 pay-in-kind (f)(j)		125,000	135,625
Nortek, Inc. 8.5% 4/15/21 (f)		380,000	420,850
			3,637,375
Commercial Services & Supplies - 0.3%
ADS Tactical, Inc. 11% 4/1/18 (f)		145,000	147,900
American Reprographics Co. 10.5% 12/15/16		395,000	391,050
Bakercorp International, Inc. 8.25% 6/1/19		270,000	272,025
Clean Harbors, Inc.:
5.125% 6/1/21 (f)		320,000	331,200
5.25% 8/1/20		345,000	359,663
Covanta Holding Corp. 7.25% 12/1/20		430,000	473,773
Garda World Security Corp. 9.75% 3/15/17 (f)		185,000	193,788
Iron Mountain, Inc. 5.75% 8/15/24		385,000	389,813
Tervita Corp. 9.75% 11/1/19 (f)		505,000	487,325
The Geo Group, Inc. 7.75% 10/15/17		220,000	237,050
United Rentals North America, Inc. 8.375% 9/15/20		605,000	668,525
WP Rocket Merger Sub, Inc. 10.125% 7/15/19 (f)		320,000	309,600
			4,261,712
Construction & Engineering - 0.1%
Odebrecht Finance Ltd. 7.5% (f)(g)		1,075,000	1,174,438

		Principal Amount (d)	Value
Electrical Equipment - 0.1%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (f)		$ 200,000	$ 226,000
Sensata Technologies BV 6.5% 5/15/19 (f)		485,000	514,100
			740,100
Industrial Conglomerates - 0.1%
GRUP KUO, S.A.B. de C.V. 6.25% 12/4/22 (f)		200,000	215,500
Sequa Corp. 7% 12/15/17 (f)		520,000	523,900
			739,400
Machinery - 0.1%
Terex Corp. 6% 5/15/21		1,255,000	1,320,888
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19 (f)		355,000	369,200
			1,690,088
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		220,000	203,500
Navios Maritime Holdings, Inc.:
8.125% 2/15/19		420,000	364,350
8.875% 11/1/17		1,120,000	1,114,400
Navios South American Logisitcs, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		120,000	117,000
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		95,000	94,288
			1,893,538
Road & Rail - 0.4%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	228,500
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21		230,000	259,900
8% 2/1/18		2,500,000	2,756,250
12.5% 4/1/16		355,000	386,950
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)		485,000	501,975
NESCO LLC/NESCO Holdings Corp. 11.75% 4/15/17 (f)		350,000	378,875
Swift Services Holdings, Inc. 10% 11/15/18		455,000	499,363
Western Express, Inc. 12.5% 4/15/15 (f)		485,000	295,850
			5,307,663
Trading Companies & Distributors - 1.9%
Aircastle Ltd.:
6.25% 12/1/19 (f)		610,000	635,925
6.75% 4/15/17		680,000	727,600
7.625% 4/15/20		380,000	424,650
9.75% 8/1/18		755,000	853,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Glencore Finance (Europe) SA 5.5% 4/3/22	GBP	520,000	$ 918,677
International Lease Finance Corp.:
5.75% 5/15/16		1,155,000	1,217,473
5.875% 4/1/19		3,665,000	3,862,906
6.25% 5/15/19		2,320,000	2,470,800
6.75% 9/1/16 (f)		1,363,000	1,529,968
7.125% 9/1/18 (f)		2,505,000	2,905,800
8.25% 12/15/20		2,165,000	2,581,763
8.625% 9/15/15		655,000	735,238
8.625% 1/15/22		2,890,000	3,569,150
8.75% 3/15/17		1,570,000	1,809,425
			24,242,525
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		559,360	495,034
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	100,000	194,208
			689,242
TOTAL INDUSTRIALS			53,456,961
INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.2%
Avaya, Inc.:
9.75% 11/1/15		555,000	492,563
10.125% 11/1/15 pay-in-kind (j)		370,000	329,300
Brocade Communications Systems, Inc.:
6.625% 1/15/18		620,000	640,150
6.875% 1/15/20		170,000	182,954
Lucent Technologies, Inc.:
6.45% 3/15/29		880,000	668,800
6.5% 1/15/28		265,000	199,413
			2,513,180
Computers & Peripherals - 0.1%
Seagate HDD Cayman:
7% 11/1/21		580,000	622,050
7.75% 12/15/18		795,000	870,525
			1,492,575
Electronic Equipment & Components - 0.0%
Atkore International, Inc. 9.875% 1/1/18		190,000	202,825
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	278,581
			481,406

		Principal Amount (d)	Value
Internet Software & Services - 0.2%
Cyrusone LP/Cyrusone Finance Corp. 6.375% 11/15/22 (f)		$ 370,000	$ 385,725
Equinix, Inc. 8.125% 3/1/18		665,000	733,994
IAC/InterActiveCorp 4.75% 12/15/22 (f)		645,000	647,387
j2 Global, Inc. 8% 8/1/20		350,000	364,000
			2,131,106
IT Services - 0.6%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		240,000	260,400
7.875% 7/15/20		320,000	360,800
First Data Corp.:
6.75% 11/1/20 (f)		1,115,000	1,126,150
7.375% 6/15/19 (f)		1,580,000	1,635,300
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19 (f)		2,815,000	2,983,900
13.375% 10/15/19 (f)		860,000	909,450
			7,276,000
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		679,000	786,791
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	17,645
			804,436
Software - 0.1%
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	261,250
Open Solutions, Inc. 9.75% 2/1/15 (f)		50,000	40,125
SAP AG 2.125% 11/13/19	EUR	500,000	666,699
			968,074
TOTAL INFORMATION TECHNOLOGY			15,666,777
MATERIALS - 3.0%
Chemicals - 0.8%
Braskem America Finance Co. 7.125% 7/22/41 (f)		205,000	216,788
LyondellBasell Industries NV:
5% 4/15/19		725,000	801,125
5.75% 4/15/24		725,000	851,875
6% 11/15/21		1,970,000	2,324,600
Momentive Performance Materials, Inc.:
9% 1/15/21		215,000	156,950
10% 10/15/20 (f)		285,000	280,725
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (f)		2,800,000	2,828,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		$ 210,000	$ 219,975
OXEA Finance & CY S.C.A. 9.5% 7/15/17 (f)		265,000	290,175
PolyOne Corp. 7.375% 9/15/20		155,000	170,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	954,500
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	136,875
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	772,650
			10,004,738
Construction Materials - 0.5%
CEMEX Espana SA (Luxembourg):
9.25% 5/12/20 (f)		285,000	309,225
9.875% 4/30/19 (f)		565,000	634,213
CEMEX Finance LLC:
9.375% 10/12/22 (f)		400,000	447,000
9.5% 12/14/16 (f)		1,160,000	1,249,900
CEMEX SA de CV:
5.311% 9/30/15 (f)(j)		500,000	500,000
9.5% 6/15/18 (f)		1,820,000	2,042,950
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	355,200
Summit Materials LLC/Summit Materials Finance Corp. 10.5% 1/31/20 (f)		520,000	556,400
			6,094,888
Containers & Packaging - 0.6%
ARD Finance SA 11.125% 6/1/18 pay-in-kind (f)		431,061	450,459
Ball Corp. 5.75% 5/15/21		3,000,000	3,247,500
Berry Plastics Holding Corp. 4.183% 9/15/14 (j)		45,000	45,000
BWAY Holding Co. 10% 6/15/18		205,000	227,550
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	226,800
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,343,100
7.5% 12/15/96		160,000	152,200
Rock-Tenn Co.:
4.45% 3/1/19 (f)		150,000	161,805
4.9% 3/1/22 (f)		140,000	151,296
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	288,850
8.375% 6/15/19 (f)		355,000	387,838

		Principal Amount (d)	Value
Silgan Holdings, Inc. 5% 4/1/20		$ 960,000	$ 998,400
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		445,000	487,275
			8,168,073
Metals & Mining - 0.9%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(j)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		400,000	464,000
AngloGold Ashanti Holdings PLC 5.125% 8/1/22		490,000	496,125
Edgen Murray Corp. 8.75% 11/1/20 (f)		610,000	617,625
EVRAZ Group SA:
8.25% 11/10/15 (f)		870,000	959,175
9.5% 4/24/18 (Reg. S)		325,000	370,500
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)		635,000	642,112
6.875% 2/1/18 (f)		723,000	746,498
6.875% 4/1/22 (f)		685,000	700,413
8.25% 11/1/19 (f)		1,840,000	1,959,600
IAMGOLD Corp. 6.75% 10/1/20 (f)		620,000	602,950
Inmet Mining Corp. 7.5% 6/1/21 (f)		315,000	319,725
Metinvest BV 10.25% 5/20/15 (f)		360,000	372,600
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		190,000	112,100
Mirabela Nickel Ltd. 8.75% 4/15/18 (f)		100,000	86,000
Mongolian Mining Corp. 8.875% 3/29/17 (f)		455,000	489,717
New Gold, Inc.:
6.25% 11/15/22 (f)		470,000	478,225
7% 4/15/20 (f)		150,000	160,125
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	181,563
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	304,500
RathGibson, Inc. 11.25% 2/15/14 (c)		297,265	0
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17 (f)		725,000	739,500
11.25% 10/15/18 (f)		500,000	460,000
Southern Copper Corp. 6.75% 4/16/40		250,000	300,969
SunCoke Energy, Inc. 7.625% 8/1/19		125,000	128,900
Votorantim Cimentos SA 7.25% 4/5/41 (f)		400,000	445,000
			12,141,425
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. 10.25% 10/15/18		$ 944,000	$ 1,080,880
Boise Cascade LLC/Boise Cascade Finance Corp. 6.375% 11/1/20 (f)		145,000	147,175
Clearwater Paper Corp. 7.125% 11/1/18		105,000	114,450
NewPage Corp.:
6.2813% 5/1/49 (c)(j)		90,000	4,275
11.375% 12/31/14 (c)		345,000	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	90,400
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	740,250
			2,177,430
TOTAL MATERIALS			38,586,554
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
Alestra SA de RL de CV 11.75% 8/11/14		850,000	960,500
Altice Financing SA 7.875% 12/15/19 (f)		440,000	465,300
Altice Finco SA 9.875% 12/15/20 (f)		455,000	490,263
AT&T, Inc. 3.55% 12/17/32	EUR	700,000	965,129
Citizens Communications Co.:
7.875% 1/15/27		280,000	284,200
9% 8/15/31		220,000	242,000
Consolidated Communications, Inc. 10.875% 6/1/20 (f)		245,000	268,888
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		503,115	515,022
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,093,950
Frontier Communications Corp.:
8.5% 4/15/20		1,010,000	1,162,712
8.75% 4/15/22		565,000	655,400
Level 3 Communications, Inc. 8.875% 6/1/19 (f)		165,000	175,725
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	415,150
8.625% 7/15/20		875,000	969,063
10% 2/1/18		385,000	429,275
SBA Telecommunications, Inc. 5.75% 7/15/20 (f)		585,000	621,563
Sprint Capital Corp.:
6.875% 11/15/28		2,087,000	2,170,480
8.75% 3/15/32		3,611,000	4,414,448
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	416,000

		Principal Amount (d)	Value
TeliaSonera AB 4.375% 12/5/42	GBP	150,000	$ 239,923
TW Telecom Holdings, Inc. 5.375% 10/1/22 (f)		405,000	426,263
U.S. West Communications:
6.875% 9/15/33		200,000	201,000
7.25% 9/15/25		35,000	40,555
7.25% 10/15/35		70,000	74,011
Virgin Media Finance PLC 4.875% 2/15/22		565,000	579,125
			18,275,945
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. 5.25% 1/15/23 (f)		855,000	914,850
Digicel Group Ltd.:
7% 2/15/20 (f)		1,200,000	1,284,000
8.25% 9/1/17 (f)		990,000	1,051,875
8.25% 9/30/20 (f)		5,915,000	6,506,500
10.5% 4/15/18 (f)		2,845,000	3,129,500
Intelsat Jackson Holdings SA:
6.625% 12/15/22 (f)		2,855,000	2,947,788
7.25% 4/1/19		1,000,000	1,075,000
7.25% 10/15/20 (f)		1,545,000	1,676,325
7.5% 4/1/21		2,485,000	2,733,500
8.5% 11/1/19		325,000	363,188
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	416,763
MTS International Funding Ltd. 8.625% 6/22/20 (f)		1,010,000	1,270,075
NII Capital Corp. 7.625% 4/1/21		613,000	464,348
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		1,050,000	1,065,750
Sprint Nextel Corp. 6% 11/15/22		760,000	777,100
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		830,000	894,325
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		400,000	463,500
VimpelCom Holdings BV 7.5043% 3/1/22 (f)		365,000	417,925
			27,452,312
TOTAL TELECOMMUNICATION SERVICES			45,728,257
UTILITIES - 2.9%
Electric Utilities - 0.2%
Aguila 3 SA 7.875% 1/31/18 (f)		250,000	265,000
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	227,500
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		580,000	255,200
Hrvatska Elektroprivreda 6% 11/9/17 (f)		200,000	211,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV:
7.75% 1/20/20 (f)		$ 265,000	$ 333,238
8% 8/7/19 (f)		165,000	208,725
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	451,000
National Grid Electricity Transmission PLC 4% 6/8/27	GBP	200,000	333,557
RusHydro Finance Ltd. 7.875% 10/28/15	RUB	16,100,000	525,389
			2,810,609
Gas Utilities - 0.3%
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20 (f)		485,000	518,950
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	289,425
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	233,087
8% 3/1/32		350,000	499,076
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	213,402
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		321,000	349,088
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,659,000	1,335,495
			3,438,523
Independent Power Producers & Energy Traders - 2.3%
Atlantic Power Corp. 9% 11/15/18		885,000	922,613
Calpine Corp.:
7.5% 2/15/21 (f)		558,000	616,590
7.875% 7/31/20 (f)		1,480,000	1,653,900
7.875% 1/15/23 (f)		2,110,000	2,384,300
Energy Future Holdings Corp.:
10% 1/15/20		2,955,000	3,294,825
10.875% 11/1/17		1,125,000	1,046,250
11.25% 11/1/17 pay-in-kind (j)		896,100	837,854
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		765,000	814,725
10% 12/1/20		5,515,000	6,204,375
11% 10/1/21		2,486,000	2,684,880
11.75% 3/1/22 (f)		3,385,000	3,757,350
GenOn Energy, Inc.:
9.5% 10/15/18		315,000	371,700
9.875% 10/15/20		1,150,000	1,328,250
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	223,600

		Principal Amount (d)	Value
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		$ 280,000	$ 389,900
TXU Corp.:
5.55% 11/15/14		185,000	160,025
6.5% 11/15/24		3,145,000	1,871,275
6.55% 11/15/34		2,815,000	1,660,850
			30,223,262
Multi-Utilities - 0.1%
Centrica PLC:
4.25% 9/12/44	GBP	200,000	313,196
4.375% 3/13/29	GBP	250,000	436,089
Puget Energy, Inc. 5.625% 7/15/22		375,000	403,905
			1,153,190
Water Utilities - 0.0%
South East Water Ltd. Class 2A, 5.5834% 3/29/29	GBP	165,000	306,070
TOTAL UTILITIES			37,931,654
TOTAL NONCONVERTIBLE BONDS			485,841,652
TOTAL CORPORATE BONDS (Cost $452,622,446)			489,146,431
U.S. Government and Government Agency Obligations - 21.9%

U.S. Government Agency Obligations - 0.8%
Fannie Mae:
0.5% 5/27/15		367,000	368,165
0.5% 7/2/15		7,152,000	7,173,407
Federal Home Loan Bank:
0.375% 11/27/13		280,000	280,492
0.875% 12/27/13		50,000	50,342
1% 6/21/17		880,000	889,040
Tennessee Valley Authority:
5.25% 9/15/39		400,000	525,098
5.375% 4/1/56		1,200,000	1,609,462
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			10,896,006
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42		4,014,006	4,391,643
U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds:
2.75% 11/15/42		22,873,000	21,945,166
4.375% 2/15/38		675,000	871,996
4.75% 2/15/37		450,000	611,551
5.25% 2/15/29		2,310,000	3,195,576
5.375% 2/15/31		4,000,000	5,699,818
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
6.125% 8/15/29		$ 695,000	$ 1,051,853
6.25% 8/15/23 (i)		3,549,000	5,084,672
7.5% 11/15/16		655,000	829,559
7.875% 2/15/21		200,000	300,726
U.S. Treasury Notes:
0.125% 12/31/14		3,000,000	2,991,615
0.25% 4/30/14		14,764,000	14,770,349
0.25% 5/31/14		3,030,000	3,031,421
0.25% 8/31/14		1,400,000	1,400,095
0.25% 9/15/14		3,227,000	3,226,935
0.25% 9/30/14		781,000	780,976
0.25% 7/15/15		16,678,000	16,639,994
0.25% 8/15/15		13,476,000	13,443,790
0.25% 10/15/15		5,792,000	5,774,593
0.25% 12/15/15		6,000,000	5,977,779
0.375% 11/15/15		6,600,000	6,601,569
0.5% 8/15/14		4,306,000	4,323,829
0.5% 7/31/17		6,952,000	6,900,347
0.75% 6/15/14		1,404,000	1,414,913
0.75% 6/30/17		4,441,000	4,461,959
0.75% 10/31/17		3,744,000	3,750,670
0.75% 12/31/17		9,060,000	9,071,325
0.875% 11/30/16		3,939,000	3,990,401
0.875% 4/30/17		4,330,000	4,378,271
0.875% 7/31/19		6,036,000	5,952,496
1% 9/30/16		10,684,000	10,877,021
1% 10/31/16		3,737,000	3,804,035
1% 11/30/19		10,056,000	9,944,847
1.125% 12/31/19		8,191,000	8,156,260
1.25% 10/31/15		1,715,000	1,757,496
1.625% 8/15/22		7,872,000	7,813,580
1.625% 11/15/22		600,000	592,834
1.75% 7/31/15		1,453,000	1,505,383
1.875% 6/30/15		493,000	511,945
1.875% 8/31/17		3,300,000	3,480,862
1.875% 9/30/17		1,900,000	2,003,736
1.875% 10/31/17		1,898,000	2,002,116
2.125% 11/30/14		3,932,000	4,070,527
2.125% 5/31/15		438,000	456,830
2.375% 8/31/14		12,800,000	13,251,817
2.375% 9/30/14		942,000	976,813
2.375% 10/31/14		4,724,000	4,905,300
2.375% 2/28/15		4,000,000	4,178,572
2.375% 6/30/18		1,912,000	2,068,970
2.5% 4/30/15		2,576,000	2,706,141
2.625% 7/31/14		1,035,000	1,073,858
2.75% 11/30/16		1,500,000	1,628,017
3% 2/28/17		1,500,000	1,648,389
3.125% 10/31/16		1,340,000	1,471,588
3.125% 1/31/17		1,636,000	1,804,186

		Principal Amount (d)	Value
3.5% 2/15/18		$ 4,857,000	$ 5,523,508
4.5% 5/15/17		1,172,000	1,367,553
TOTAL U.S. TREASURY OBLIGATIONS			258,056,428
Other Government Related - 0.8%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.563% 12/7/20 (NCUA Guaranteed) (j)		332,460	333,458
Series 2011-R1 Class 1A, 0.663% 1/8/20 (NCUA Guaranteed) (j)		548,094	550,621
Series 2011-R4 Class 1A, 0.563% 3/6/20 (NCUA Guaranteed) (j)		304,797	305,381
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	337,302
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,112,019
3% 6/12/19 (NCUA Guaranteed)		2,293,000	2,519,175
3.45% 6/12/21 (NCUA Guaranteed)		2,400,000	2,684,507
TOTAL OTHER GOVERNMENT RELATED			9,842,463
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $278,715,508)			283,186,540
U.S. Government Agency - Mortgage Securities - 4.3%

Fannie Mae - 1.7%
2.3% 9/1/33 (j)		36,712	38,636
2.3% 11/1/35 (j)		21,460	22,363
2.357% 11/1/33 (j)		7,326	7,779
2.384% 2/1/36 (j)		8,702	9,301
2.451% 10/1/35 (j)		2,369	2,473
2.559% 6/1/36 (j)		3,037	3,248
2.583% 1/1/35 (j)		20,181	21,453
2.63% 6/1/47 (j)		10,779	11,591
2.682% 2/1/37 (j)		37,553	40,374
2.688% 3/1/33 (j)		9,804	10,441
2.733% 7/1/35 (j)		33,444	35,824
2.762% 11/1/36 (j)		5,344	5,743
2.781% 9/1/36 (j)		8,889	9,558
2.876% 5/1/36 (j)		4,302	4,564
3% 1/1/43 (h)		16,500,000	17,285,397
3.002% 4/1/36 (j)		26,166	27,449
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.219% 8/1/35 (j)		$ 57,526	$ 61,634
5% 9/1/22		840,421	912,973
5.5% 10/1/20 to 11/1/34		1,903,321	2,072,450
5.984% 3/1/37 (j)		5,324	5,725
6% 6/1/16 to 10/1/16		6,176	6,523
6.5% 3/1/13 to 8/1/36		992,860	1,122,666
TOTAL FANNIE MAE			21,718,165
Freddie Mac - 0.4%
2.161% 6/1/33 (j)		21,435	22,565
2.195% 3/1/35 (j)		10,384	10,859
2.2% 3/1/37 (j)		2,986	3,153
2.309% 1/1/36 (j)		5,929	6,286
2.357% 5/1/37 (j)		6,558	6,980
2.361% 2/1/37 (j)		3,953	4,151
2.375% 5/1/37 (j)		4,581	4,880
2.47% 8/1/37 (j)		9,812	10,500
2.478% 6/1/37 (j)		2,489	2,641
2.492% 4/1/35 (j)		2,543	2,720
2.601% 1/1/37 (j)		26,343	28,141
2.632% 7/1/35 (j)		26,486	28,218
2.668% 4/1/37 (j)		8,746	9,395
2.673% 7/1/35 (j)		15,735	16,920
2.686% 7/1/36 (j)		345,554	368,893
2.702% 10/1/35 (j)		20,653	22,019
2.726% 10/1/36 (j)		25,741	27,481
2.76% 5/1/37 (j)		76,653	82,426
2.76% 5/1/37 (j)		38,969	41,785
2.79% 6/1/37 (j)		18,094	19,457
2.83% 6/1/37 (j)		4,829	5,174
2.865% 9/1/35 (j)		4,713	5,051
2.97% 4/1/37 (j)		475	511
3.056% 7/1/36 (j)		8,221	8,663
3.454% 10/1/35 (j)		4,007	4,309
4% 3/1/42 to 4/1/42		1,662,145	1,811,085
4.5% 8/1/33 to 10/1/41		721,662	788,808
5.5% 2/1/19 to 7/1/35		1,584,125	1,704,284
6.5% 12/1/14 to 3/1/22		91,269	99,746
TOTAL FREDDIE MAC			5,147,101
Ginnie Mae - 2.2%
4% 9/15/25		75,523	81,792
4.3% 8/20/61 (o)		365,263	409,758
4.5% 3/15/25 to 6/15/25		870,773	946,727
4.515% 3/20/62 (o)		1,224,937	1,402,236
4.53% 10/20/62 (o)		352,375	407,469
4.55% 5/20/62 (o)		2,224,710	2,551,930
4.556% 12/20/61 (o)		1,309,647	1,496,527
4.604% 3/20/62 (o)		643,564	738,802

		Principal Amount (d)	Value
4.626% 3/20/62 (o)		$ 458,216	$ 525,785
4.649% 2/20/62 (o)		232,853	267,347
4.65% 3/20/62 (o)		413,539	475,225
4.682% 2/20/62 (o)		306,821	352,339
4.684% 1/20/62 (o)		1,385,612	1,588,868
4.751% 12/20/60 (o)		518,787	586,565
4.804% 3/20/61 (o)		813,461	924,461
4.834% 3/20/61 (o)		1,444,515	1,644,448
5.492% 4/20/60 (o)		774,732	897,204
5.612% 4/20/58 (o)		506,523	540,840
6% 6/15/36 to 12/20/38		5,875,449	6,555,725
6.5% 8/20/38 to 9/20/38		5,547,607	6,218,737
TOTAL GINNIE MAE			28,612,785
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $54,979,848)			55,478,051
Collateralized Mortgage Obligations - 3.3%

U.S. Government Agency - 3.3%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.7097% 9/25/23 (j)		101,968	102,344
Series 2010-15 Class FJ, 1.1397% 6/25/36 (j)		1,022,729	1,041,217
Series 2010-86 Class FE, 0.6597% 8/25/25 (j)		114,253	114,902
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		586,409	629,242
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		2,555	2,729
Series 2003-113 Class PE, 4% 11/25/18		80,000	85,149
Series 2003-70 Class BJ, 5% 7/25/33		45,000	50,560
Series 2004-80 Class LD, 4% 1/25/19		40,234	41,201
Series 2005-19 Class PA, 5.5% 7/25/34		329,543	362,729
Series 2005-27 Class NE, 5.5% 5/25/34		410,000	453,439
Series 2005-52 Class PB, 6.5% 12/25/34		25,036	26,424
Series 2005-64 Class PX, 5.5% 6/25/35		318,129	355,250
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	332,654
Series 2010-44 Class FM, 5% 5/25/40		510,000	591,954
Series 2011-126 Class KB, 4% 12/25/41		380,000	418,741
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2012-94 Class E, 3% 6/25/22		$ 886,812	$ 931,401
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		10,009	10,770
Series 2003-117 Class MD, 5% 12/25/23		233,755	253,937
Series 2004-91 Class Z, 5% 12/25/34		478,975	546,766
Series 2004-95 Class AN, 5.5% 1/25/25		34,001	35,397
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	45,053
Series 2005-14 Class ZB, 5% 3/25/35		221,736	251,498
Series 2005-47 Class HK, 4.5% 6/25/20		340,000	366,557
Series 2006-72 Class CY, 6% 8/25/26		145,000	165,407
Series 2007-113 Class DB, 4.5% 12/25/22		440,000	489,385
Series 2009-14 Class EB, 4.5% 3/25/24		340,000	366,651
Series 2009-59 Class HB, 5% 8/25/39		290,000	325,306
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	579,824
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		78,844	7,735
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		126,446	11,712
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		399,686	54,154
Series 2010-39 Class FG, 1.1297% 3/25/36 (j)		596,885	608,708
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		260,781	19,923
Series 2011-67 Class AI, 4% 7/25/26 (l)		164,207	15,155
Freddie Mac:
floater:
Series 2630 Class FL, 0.709% 6/15/18 (j)		1,756	1,766
Series 2711 Class FC, 1.109% 2/15/33 (j)		442,538	449,313
Series 3835 Class FC, 0.559% 5/15/38 (j)		1,266,547	1,267,311
floater planned amortization class Series 2770 Class FH, 0.609% 3/15/34 (j)		376,760	378,142
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		630,000	662,986
Series 2101 Class PD, 6% 11/15/28		6,074	6,768

		Principal Amount (d)	Value
Series 2115 Class PE, 6% 1/15/14		$ 502	$ 513
Series 2376 Class JE, 5.5% 11/15/16		10,270	10,858
Series 2381 Class OG, 5.5% 11/15/16		6,140	6,466
Series 2425 Class JH, 6% 3/15/17		13,125	14,121
Series 2672 Class MG, 5% 9/15/23		310,000	358,449
Series 2695 Class DG, 4% 10/15/18		202,608	212,656
Series 2996 Class MK, 5.5% 6/15/35		15,647	17,554
Series 3415 Class PC, 5% 12/15/37		180,642	196,302
Series 3737 Class GB, 4.5% 4/15/39		650,000	721,782
Series 3763 Class QA, 4% 4/15/34		331,903	356,693
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	405,791
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		17,702	19,807
Series 2877 Class ZD, 5% 10/15/34		616,243	690,845
Series 2987 Class HE, 4.5% 6/15/20		311,131	331,546
Series 3277 Class B, 4% 2/15/22		300,000	327,447
Series 3372 Class BD, 4.5% 10/15/22		790,000	872,598
Series 3578, Class B, 4.5% 9/15/24		340,000	370,710
Series 3871 Class KB, 5.5% 6/15/41		1,020,000	1,269,810
Series 2715 Class NG, 4.5% 12/15/18		1,000,000	1,072,914
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6907% 1/20/38 (j)		51,620	51,948
Series 2007-59 Class FC, 0.7107% 7/20/37 (j)		195,813	197,081
Series 2008-73 Class FA, 1.0707% 8/20/38 (j)		294,730	299,825
Series 2008-83 Class FB, 1.1107% 9/20/38 (j)		293,724	299,027
Series 2009-108 Class CF, 0.809% 11/16/39 (j)		289,239	291,887
Series 2009-116 Class KF, 0.739% 12/16/39 (j)		251,122	252,939
Series 2010-9 Class FA, 0.729% 1/16/40 (j)		366,346	368,987
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2010-H17 Class FA, 0.541% 7/20/60 (j)(o)		$ 636,139	$ 634,649
Series 2010-H18 Class AF, 0.51% 9/20/60 (j)(o)		663,736	662,040
Series 2010-H19 Class FG, 0.51% 8/20/60 (j)(o)		826,458	824,385
Series 2010-H27 Series FA, 0.59% 12/20/60 (j)(o)		307,627	308,103
Series 2011-H05 Class FA, 0.71% 12/20/60 (j)(o)		460,303	463,626
Series 2011-H07 Class FA, 0.71% 2/20/61 (j)(o)		685,843	690,810
Series 2011-H12 Class FA, 0.7% 2/20/61 (j)(o)		1,047,590	1,054,689
Series 2011-H13 Class FA, 0.71% 4/20/61 (j)(o)		413,196	416,106
Series 2011-H14:
Class FB, 0.71% 5/20/61 (j)(o)		466,480	470,180
Class FC, 0.71% 5/20/61 (j)(o)		459,108	462,532
Series 2011-H17 Class FA, 0.74% 6/20/61 (j)(o)		593,514	598,332
Series 2011-H21 Class FA, 0.81% 10/20/61 (j)(o)		676,591	684,627
Series 2012-H01 Class FA, 0.91% 11/20/61 (j)(o)		551,010	560,687
Series 2012-H03 Class FA, 0.91% 1/20/62 (j)(o)		333,793	339,732
Series 2012-H06 Class FA, 0.84% 1/20/62 (j)(o)		530,914	538,257
Series 2012-H07 Class FA, 0.84% 3/20/62 (j)(o)		314,019	318,725
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		192,279	197,346
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		144,719	148,672
Series 2010-99 Class PT, 3.5% 8/20/33		178,969	184,542
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		241,249	47,304
Series 2011-61 Class OP, 5/20/40 (m)		417,158	378,611
Series 2011-79 Class PO, 6/20/40 (m)		768,371	686,330
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	530,544
Series 2010-42 Class OP, 4/20/40 (m)		971,415	872,756

		Principal Amount (d)	Value
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		$ 980,597	$ 1,077,513
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,174,091	1,339,963
Series 2010-H17 Class XP, 5.3019% 7/20/60 (j)(o)		1,717,652	1,957,282
Series 2010-H18 Class PL, 5.01% 9/20/60 (j)(o)		1,295,853	1,469,912
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,010,219	1,203,381
Class ZC, 5.5% 7/16/34		1,151,705	1,354,989
Series 2012-64 Class KB, 3.1297% 5/20/41 (j)		267,731	288,971
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,364,235)			42,244,312
Commercial Mortgage Securities - 1.4%

Freddie Mac:
floater Series K707 Class A2, 2.22% 12/25/18		1,220,000	1,276,258
pass thru-certificates floater Series KF01 Class A, 0.562% 4/25/19 (j)		1,268,552	1,273,412
pass-thru certificates:
Series K023 Class A2, 2.307% 8/25/22		1,600,000	1,610,802
Series K708 Class A1, 1.67% 10/25/18		354,082	364,171
pass-thru certificates sequential payer:
Series KP01 Class A2, 1.72% 1/25/19		2,380,000	2,428,441
Series K011 Class A2, 4.084% 11/25/20		260,000	298,871
Series K014 Class A2, 3.871% 4/25/21		630,000	714,778
Series K015 Class A2, 3.23% 7/25/21		1,140,000	1,239,620
sequential payer:
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,426,451
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,627,242
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,652,513
Series K710 Class A2, 1.883% 5/25/19		1,043,000	1,070,028
Series K501 Class A2, 1.655% 11/25/16		550,000	567,178
Series K706:
Class A1, 1.691% 6/25/18		676,717	696,191
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac: - continued
Series K706:
Class A2, 2.323% 10/25/18		$ 1,360,000	$ 1,430,815
REC Plantation Place Ltd. Series 5 Class A, 0.7581% 7/25/16 (Reg. S) (j)	GBP	47,575	76,626
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,487,330)			18,753,397
Foreign Government and Government Agency Obligations - 21.4%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		793,149	563,136
7% 9/12/13		4,875,000	4,796,052
7% 10/3/15		2,450,000	2,169,271
Aruba Government 4.625% 9/14/23 (f)		245,000	246,470
Bahamian Republic 6.95% 11/20/29 (f)		340,000	408,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,775,000	1,828,250
8.95% 1/26/18		440,000	452,650
Bermuda Government 4.138% 1/3/23 (f)		200,000	213,200
Brazilian Federative Republic:
7.125% 1/20/37		755,000	1,158,925
8.25% 1/20/34		525,000	887,250
10.125% 5/15/27		815,000	1,493,488
12.25% 3/6/30		460,000	929,200
Canadian Government:
1% 2/1/14	CAD	10,550,000	10,593,379
1.5% 9/1/17	CAD	6,200,000	6,266,257
3.25% 6/1/21	CAD	5,350,000	6,027,369
5% 6/1/37	CAD	4,000,000	5,948,970
City of Buenos Aires 12.5% 4/6/15 (f)		1,260,000	1,234,800
Colombian Republic:
6.125% 1/18/41		520,000	712,400
7.375% 9/18/37		605,000	937,750
10.375% 1/28/33		705,000	1,290,150
11.75% 2/25/20		245,000	395,675
Congo Republic 3% 6/30/29 (e)		1,368,428	1,163,163
Costa Rican Republic 4.25% 1/26/23 (f)		300,000	301,950
Croatia Republic:
6.25% 4/27/17 (f)		865,000	947,175
6.375% 3/24/21 (f)		500,000	567,500
6.625% 7/14/20 (f)		520,000	596,076
6.75% 11/5/19 (f)		580,000	664,825
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	214,500

		Principal Amount (d)	Value
6.25% 10/4/20 (f)		$ 830,000	$ 904,700
6.25% 7/27/21 (f)		410,000	446,900
7.4% 1/22/15 (f)		515,000	556,200
Dominican Republic:
1.3405% 8/30/24 (j)		745,000	685,400
7.5% 5/6/21 (f)		690,000	800,400
9.04% 1/23/18 (f)		325,707	369,678
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	199,938
7.65% 6/15/35 (Reg. S)		240,000	272,400
8.25% 4/10/32 (Reg. S)		140,000	166,600
European Economic Community:
2.75% 4/4/22 (Reg. S)	EUR	950,000	1,380,391
3.75% 4/4/42	EUR	500,000	812,741
European Union 2.75% 9/21/21	EUR	1,400,000	2,037,542
Finnish Government 1.625% 9/15/22	EUR	900,000	1,199,779
French Government:
OAT:
3% 4/25/22	EUR	2,850,000	4,127,686
4.5% 4/25/41	EUR	455,000	774,157
2.5% 7/25/16	EUR	1,500,000	2,129,211
4% 4/25/55	EUR	500,000	787,074
Gabonese Republic 8.2% 12/12/17 (f)		230,000	279,450
Georgia Republic:
6.875% 4/12/21 (f)		630,000	732,375
7.5% 4/15/13		152,000	152,578
German Federal Republic:
0.5% 4/7/17	EUR	5,925,000	7,912,339
1.75% 10/9/15	EUR	3,700,000	5,120,182
1.75% 7/4/22	EUR	4,950,000	6,806,354
2.5% 2/27/15	EUR	2,425,000	3,374,242
3.25% 7/4/15	EUR	2,775,000	3,960,469
3.25% 7/4/42	EUR	2,050,000	3,369,340
Ghana Republic 8.5% 10/4/17 (f)		335,000	386,925
Guatemalan Republic 5.75% 6/6/22 (f)		290,000	321,900
Hungarian Republic:
4.75% 2/3/15		1,730,000	1,779,824
7.625% 3/29/41		926,000	1,069,530
Indonesian Republic:
4.875% 5/5/21 (f)		700,000	805,000
5.25% 1/17/42 (f)		695,000	807,104
5.875% 3/13/20 (f)		730,000	877,825
6.625% 2/17/37 (f)		525,000	702,188
6.875% 1/17/18 (f)		450,000	549,585
7.75% 1/17/38 (f)		810,000	1,221,075
8.5% 10/12/35 (Reg. S)		775,000	1,240,000
11.625% 3/4/19 (f)		875,000	1,323,438
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		1,425,000	1,328,813
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		$ 2,468,000	$ 3,247,016
5.5% 12/4/23		1,500,000	1,978,258
Italian Republic:
4% 2/1/17	EUR	4,500,000	6,177,063
4.25% 3/1/20	EUR	2,500,000	3,372,142
4.5% 7/15/15	EUR	4,150,000	5,754,837
5% 3/1/22	EUR	7,150,000	9,930,288
5% 9/1/40	EUR	3,000,000	3,957,779
Japan Government:
0.2% 2/15/13	JPY	613,400,000	7,080,945
0.2% 3/15/13 (h)	JPY	70,000,000	808,133
1.1% 6/20/20 (h)	JPY	1,296,000,000	15,637,762
1.9% 9/20/30	JPY	320,000,000	3,855,813
2% 9/20/40	JPY	115,000,000	1,345,724
Jordanian Kingdom 3.875% 11/12/15		200,000	193,500
Latvian Republic:
2.75% 1/12/20 (f)		495,000	489,456
5.25% 2/22/17 (f)		355,000	397,174
5.25% 6/16/21 (f)		400,000	465,000
Lebanese Republic:
4% 12/31/17		1,127,500	1,123,272
4.75% 11/2/16		175,000	175,000
5.15% 11/12/18		150,000	150,375
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	665,550
6.625% 2/1/22 (f)		575,000	736,000
7.375% 2/11/20 (f)		575,000	748,938
Moroccan Kingdom 4.25% 12/11/22 (f)		495,000	497,475
Peruvian Republic:
4% 3/7/27 (e)		570,000	571,425
5.625% 11/18/50		235,000	304,913
7.35% 7/21/25		210,000	303,975
8.75% 11/21/33		735,000	1,277,063
Philippine Republic:
7.5% 9/25/24		100,000	142,500
7.75% 1/14/31		575,000	882,625
9.5% 2/2/30		760,000	1,318,600
9.875% 1/15/19		145,000	209,163
10.625% 3/16/25		580,000	1,006,300
Plurinational State of Bolivia 4.875% 10/29/22 (f)		425,000	414,375
Polish Government:
3% 3/17/23		295,000	292,419
6.375% 7/15/19		700,000	871,500
Provincia de Cordoba 12.375% 8/17/17 (f)		865,000	722,275

		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 525,000	$ 580,781
Republic of Iceland 5.875% 5/11/22 (f)		720,000	805,500
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,415,700
Republic of Namibia 5.5% 11/3/21 (f)		330,000	368,580
Republic of Nigeria:
0% 3/7/13	NGN	23,000,000	143,848
0% 6/6/13 to 11/7/13	NGN	156,470,000	920,065
6.75% 1/28/21 (f)		155,000	182,900
Republic of Serbia:
5.25% 11/21/17 (f)		280,000	290,500
6.75% 11/1/24 (f)		2,480,001	2,529,601
Republic of Zambia 5.375% 9/20/22 (f)		200,000	199,500
Romanian Republic 6.75% 2/7/22 (f)		750,000	911,250
Russian Federation:
4.5% 4/4/22 (f)		400,000	458,520
5.625% 4/4/42 (f)		800,000	994,000
7.5% 3/31/30 (Reg. S)		4,642,250	5,942,080
11% 7/24/18 (Reg. S)		270,000	398,925
12.75% 6/24/28 (Reg. S)		1,740,000	3,540,900
Slovakia Republic 4.375% 5/21/22 (f)		625,000	679,688
Spanish Kingdom:
4% 7/30/15	EUR	2,050,000	2,755,091
4.5% 1/31/18	EUR	500,000	665,218
State of Qatar 5.75% 1/20/42 (f)		295,000	384,238
State Oil Company of Azerbaijan Republic 5.45% 2/9/17		200,000	220,000
Turkish Republic:
5.125% 3/25/22		485,000	560,175
5.625% 3/30/21		365,000	433,448
6% 1/14/41		575,000	716,019
6.25% 9/26/22		475,000	592,563
6.75% 4/3/18		780,000	943,800
6.75% 5/30/40		765,000	1,032,941
6.875% 3/17/36		1,265,000	1,704,588
7% 9/26/16		590,000	689,710
7% 3/11/19		295,000	367,718
7.25% 3/15/15		430,000	479,450
7.25% 3/5/38		875,000	1,238,125
7.375% 2/5/25		1,200,000	1,620,300
7.5% 7/14/17		825,000	1,007,738
7.5% 11/7/19		725,000	938,875
8% 2/14/34		210,000	313,950
11.875% 1/15/30		440,000	862,950
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 755,000	$ 736,125
Ukraine Government:
6.25% 6/17/16 (f)		430,000	426,775
6.75% 11/14/17 (f)		260,000	257,088
7.65% 6/11/13 (f)		1,325,000	1,334,938
7.75% 9/23/20 (f)		340,000	348,942
7.8% 11/28/22 (f)		300,000	299,250
7.95% 2/23/21 (f)		400,000	414,000
9.25% 7/24/17 (f)		590,000	640,150
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	239,638
United Kingdom, Great Britain and Northern Ireland:
1.75% 1/22/17	GBP	4,875,000	8,256,551
4.25% 12/7/40	GBP	4,085,000	8,098,426
4.5% 3/7/13	GBP	1,950,000	3,191,118
United Mexican States:
4.75% 3/8/44		276,000	312,570
5.125% 1/15/20		510,000	606,900
5.75% 10/12/2110		554,000	671,725
6.05% 1/11/40		1,236,000	1,659,330
6.75% 9/27/34		1,050,000	1,512,000
7.5% 4/8/33		305,000	465,888
8.3% 8/15/31		250,000	404,375
Uruguay Republic 7.875% 1/15/33 pay-in-kind		650,000	1,007,500
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	312,198
6% 12/9/20		465,000	388,275
7% 3/31/38		460,000	366,850
8.5% 10/8/14		595,000	606,900
9% 5/7/23 (Reg. S)		1,935,000	1,852,763
9.25% 9/15/27		1,250,000	1,250,000
9.25% 5/7/28 (Reg. S)		760,000	748,600
9.375% 1/13/34		665,000	655,025
10.75% 9/19/13		385,000	394,625
11.75% 10/21/26 (Reg. S)		1,205,000	1,355,625
11.95% 8/5/31 (Reg. S)		1,890,000	2,149,875
12.75% 8/23/22		2,280,000	2,644,800
13.625% 8/15/18		806,000	932,945
Vietnamese Socialist Republic:
1.5032% 3/12/16 (j)		474,783	432,052
4% 3/12/28 (e)		1,525,000	1,235,250
6.875% 1/15/16 (f)		855,000	934,088
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $255,136,127)			276,916,192
Common Stocks - 0.2%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Remy International, Inc.	6,195	$ 99,801
Automobiles - 0.1%
General Motors Co. (a)	503	14,501
General Motors Co.:
warrants 7/10/16 (a)	10,197	198,842
warrants 7/10/19 (a)	10,197	127,361
Motors Liquidation Co. GUC Trust (a)	2,816	59,699
		400,403
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	793
Haights Cross Communications, Inc. warrants 3/11/13 (a)	148	50
HMH Holdings, Inc.:
warrants 3/9/17 (a)(p)	40,350	4
warrants 6/22/19 (a)(p)	2,218	16,635
RDA Holding Co. warrants 2/19/14 (a)(p)	510	0
		17,482
TOTAL CONSUMER DISCRETIONARY		517,686
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc.	5,683	26,085
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	575
Airlines - 0.0%
Delta Air Lines, Inc. (a)	1,150	13,651
Building Products - 0.1%
Nortek, Inc. (a)	16,991	1,125,654
Nortek, Inc. warrants 12/7/14 (a)	524	6,812
		1,132,466
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	27,943
Class B (a)	107	9,314
		37,257
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
DeepOcean Group Holding BV (a)(f)	31,897	$ 515,334
TOTAL INDUSTRIALS		1,699,283
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	42,490
Spansion, Inc. Class A	1,772	24,649
		67,139
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A	46	2,626
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	29,083
Metals & Mining - 0.0%
Aleris International, Inc. (a)(p)	2,037	95,484
Paper & Forest Products - 0.0%
NewPage Corp.	1,380	129,030
TOTAL MATERIALS		256,223
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	3,830
TOTAL COMMON STOCKS (Cost $2,828,910)		2,570,246
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Interpublic Group of Companies, Inc. 5.25%	300	318,000
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind	2,286	16,317
TOTAL CONVERTIBLE PREFERRED STOCKS		334,317
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Commercial Banks - 0.1%
SunTrust Banks, Inc. Series E, 5.875% (a)	31,443	769,410
Wells Fargo & Co. 5.20%	49,316	1,241,777
		2,011,187

	Shares	Value
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	$ 2,561,050
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	40,000	1,032,000
TOTAL FINANCIALS		5,604,237
TOTAL PREFERRED STOCKS (Cost $4,915,210)		5,938,554
Floating Rate Loans - 4.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
Burger King Corp. Tranche B, term loan 3.75% 9/28/19 (j)	$ 124,688	125,623
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	235,000	241,463
Harrah's Entertainment, Inc. Tranche B 6LN, term loan 5.4597% 1/28/18 (j)	370,000	331,631
Mesquite Gaming LLC term loan 8.5% 8/1/15 (j)	14,760	12,546
MGM Mirage, Inc. Tranche B, term loan 4.25% 12/10/19 (j)	280,000	282,464
NP Opco, LLC Tranche B, term loan 5.5% 9/28/19 (j)	204,488	206,287
Stockbridge SBE Holdings LLC Tranche B, term loan 13% 5/2/17 (j)	90,000	89,550
		1,289,564
Leisure Equipment & Products - 0.0%
SRAM LLC. 2nd LN, term loan 8.5% 12/7/18 (j)	135,000	136,350
Media - 0.3%
Bragg Communications, Inc. Tranche B, term loan 4% 2/28/18 (j)	382,113	384,978
Clear Channel Capital I LLC Tranche B, term loan 3.8617% 1/29/16 (j)	743,000	611,118
FoxCo Acquisition Sub, LLC Tranche B, term loan 5.5% 7/14/17 (j)	89,775	90,673
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (j)	610,000	610,000
Gray Television, Inc. Tranche B, term loan 4.75% 10/11/19 (j)	289,189	290,635
PRIMEDIA, Inc. Tranche B, term loan 7.5% 1/13/18 (j)	676,416	647,668
RCN Telecom Services, LLC Tranche B, term loan 5.25% 8/26/16 (j)	187,823	189,936
WideOpenWest Finance LLC Tranche B, term loan 6.25% 7/17/18 (j)	1,293,500	1,306,435
		4,131,443
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.2%
Burlington Coat Factory Warehouse Corp. Tranche B 1LN, term loan 5.5% 2/23/17 (j)	$ 1,853,968	$ 1,867,873
TOTAL CONSUMER DISCRETIONARY		7,425,230
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc.:
Tranche 1LN, term loan 5.75% 9/26/19 (j)	125,000	126,719
Tranche 2LN, term loan 9.75% 3/26/20 (j)	55,000	56,375
Focus Brands, Inc.:
Tranche 2LN, term loan 10.25% 8/21/18 (j)	285,000	287,138
Tranche B 1LN, term loan 6.2736% 2/21/18 (j)	119,492	119,940
		590,172
Food Products - 0.1%
AdvancePierre Foods, Inc. Tranche 1LN, term loan 5.75% 7/10/17 (j)	675,000	682,594
Household Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche B, term loan 4.5% 11/1/19 (j)	60,000	60,600
Personal Products - 0.1%
Prestige Brands, Inc. Tranche B, term loan 5.25% 1/31/19 (j)	187,708	189,585
Revlon Consumer Products Corp. term loan 4.75% 11/19/17 (j)	433,400	435,567
		625,152
TOTAL CONSUMER STAPLES		1,958,518
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Alon USA Partners LP term loan 9.25% 11/13/18 (j)	336,111	337,792
Arch Coal, Inc. Tranche B, term loan 5.75% 5/16/18 (j)	328,350	331,634
Crestwood Holdings Partners LLC Tranche B, term loan 9.75% 3/26/18 (j)	584,685	596,379
Energy Transfer Equity LP Tranche B, term loan 3.75% 3/23/17 (j)	1,110,000	1,115,550
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	205,000	208,075
Samson Investment Co. Tranche 2LN, term loan 6% 9/25/18 (j)	130,000	131,144
		2,720,574

	Principal Amount (d)	Value
FINANCIALS - 0.6%
Diversified Financial Services - 0.2%
Flying Fortress, Inc. Tranche 3, term loan 5% 6/30/17 (j)	$ 1,675,000	$ 1,683,375
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 5% 10/1/19 (j)	783,038	790,868
		2,474,243
Insurance - 0.3%
Asurion Corp.:
Tranche 1LN, term loan 5.5% 5/24/18 (j)	1,824,864	1,847,674
Tranche 2LN, term loan 9% 5/24/19 (j)	341,083	348,757
Tranche B-1 1LN, term loan 4.75% 7/23/17 (j)	474,688	477,061
CNO Financial Group, Inc.:
Tranche B 1LN, term loan 4.25% 9/28/16 (j)	118,750	119,195
Tranche B 2LN, term loan 5% 9/28/18 (j)	71,848	72,656
Lonestar Intermediate Super Holdings LLC term loan 11% 9/2/19 (j)	980,000	1,038,800
		3,904,143
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 3.2143% 10/10/13 (j)	23,547	22,723
Credit-Linked Deposit 4.4643% 10/10/16 (j)	57,868	58,158
term loan 4.461% 10/10/16 (j)	905,018	909,543
		990,424
TOTAL FINANCIALS		7,368,810
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.0%
Assuramed Holding, Inc.:
Tranche 2LN, term loan 9.25% 4/24/20 (j)	230,000	232,300
Tranche B 1LN, term loan 5.5% 10/24/19 (j)	155,000	156,550
		388,850
Health Care Providers & Services - 0.4%
DaVita, Inc. Tranche A, term loan 2.72% 10/20/15 (j)	637,481	635,887
Emergency Medical Services Corp. Tranche B, term loan 5.25% 5/25/18 (j)	1,084,529	1,091,307
Quintiles Transnational Corp. Tranche B, term loan 4.5% 6/8/18 (j)	2,861,425	2,854,271
		4,581,465
Floating Rate Loans - continued
	Principal Amount (d)	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.2%
Pharmaceutical Product Development, Inc. Tranche B, term loan 6.25% 12/5/18 (j)	$ 1,247,400	$ 1,266,111
PRA International Tranche 2LN, term loan 10.5% 12/10/19 (j)	155,000	156,550
PRA International Tranche B 1LN, term loan 6.5% 12/10/18 (j)	520,000	518,700
		1,941,361
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International Tranche B, term loan 4.25% 9/16/19 (j)	450,000	453,375
TOTAL HEALTH CARE		7,365,051
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
Hamilton Sundstrand Corp. Tranche B, term loan 5% 12/13/19 (j)	915,000	923,006
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (j)	147,000	146,633
		1,069,639
Airlines - 0.1%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (j)	663,027	616,615
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (j)	760,375	758,474
		1,375,089
Building Products - 0.0%
HD Supply, Inc. Tranche B 1LN, term loan 7.25% 10/12/17 (j)	208,950	214,445
Commercial Services & Supplies - 0.1%
ADS Waste Holdings, Inc. Tranche B, term loan 5.25% 10/9/19 (j)	265,000	267,650
Delos Aircraft, Inc. Tranche T 2LN, term loan 4.75% 4/12/16 (j)	110,000	110,550
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	225,000	221,625
KAR Auction Services, Inc. Tranche B, term loan 5% 5/19/17 (j)	433,400	437,734
		1,037,559
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (j)	844,743	791,946
Industrial Conglomerates - 0.0%
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (j)	751,984	755,744
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B 2LN, term loan 5% 12/21/17 (j)	445,163	449,615

	Principal Amount (d)	Value
Transportation Infrastructure - 0.0%
Trico Shipping A/S:
Tranche A, term loan 10% 5/13/14 (j)	$ 50,040	$ 49,540
Tranche D, term loan 2.8% 5/13/14 (j)(q)	88,104	87,223
		136,763
TOTAL INDUSTRIALS		5,830,800
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.1%
Cequel Communications LLC Tranche B, term loan 4.0031% 2/14/19 (j)	1,255,513	1,261,790
Electronic Equipment & Components - 0.1%
Aeroflex, Inc. Tranche B, term loan 5.75% 5/9/18 (j)	221,641	222,749
Flextronics International Ltd.:
Tranche B A1, term loan 2.4617% 10/1/14 (j)	55,484	55,553
Tranche B A2, term loan 2.4617% 10/1/14 (j)	132,267	132,432
Tranche B A3, term loan 2.4617% 10/1/14 (j)	154,311	154,504
Tranche B-A, term loan 2.4617% 10/1/14 (j)	193,084	193,325
		758,563
IT Services - 0.2%
First Data Corp. Tranche 1LN, term loan 5.2107% 9/24/18 (j)	380,000	372,875
RP Crown Parent, LLC:
Tranche 1LN, term loan 6.75% 12/7/18 (j)	1,200,000	1,197,000
Tranche 2LN, term loan 11.25% 7/7/19 (j)	990,000	999,900
		2,569,775
Semiconductors & Semiconductor Equipment - 0.2%
NXP BV:
Tranche A 1LN, term loan 4.5% 3/4/17 (j)	515,813	519,681
Tranche A 2LN, term loan 5.5% 3/4/17 (j)	686,313	703,470
Tranche A6, term loan 5.25% 3/19/19 (j)	1,498,675	1,506,168
Tranche C, term loan 4.75% 1/11/20 (j)	360,000	360,450
		3,089,769
Software - 0.1%
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/24/20 (j)	640,000	640,000
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Kronos, Inc.: - continued
Tranche B 1LN, term loan 5.5% 10/30/19 (j)	$ 470,000	$ 474,700
Lawson Software, Inc. Tranche B 2LN, term loan 5.25% 4/5/18 (j)	154,613	155,973
		1,270,673
TOTAL INFORMATION TECHNOLOGY		8,950,570
MATERIALS - 0.2%
Chemicals - 0.0%
PL Propylene LLC Tranche B, term loan 7% 3/27/17 (j)	94,288	95,466
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (j)	615,325	612,248
Summit Materials LLC Tranche B, term loan 6% 1/30/19 (j)	153,838	154,807
		767,055
Metals & Mining - 0.1%
Fortescue Metals Group Ltd. Tranche B, term loan 5.25% 10/18/17 (j)	1,002,488	1,010,006
MRC Global, Inc. Tranche B, term loan 6.2525% 11/9/19 (j)	927,675	931,154
Walter Energy, Inc. Tranche B, term loan 5.75% 4/1/18 (j)	108,749	109,293
		2,050,453
TOTAL MATERIALS		2,912,974
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Level 3 Financing, Inc. Tranche B 2LN, term loan 4.75% 8/1/19 (j)	1,500,000	1,505,700
Wireless Telecommunication Services - 0.2%
Crown Castle Operating Co. Tranche B, term loan 4% 1/31/19 (j)	490,050	492,500
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.8125% 3/31/17 (j)	345,000	332,925
Intelsat Jackson Holdings SA:
term loan 3.21% 2/1/14 (j)	495,000	494,381

	Principal Amount (d)	Value
Tranche B, term loan 4.5% 4/2/18 (j)	$ 1,566,958	$ 1,580,748
Vodafone Americas Finance 2, Inc. term loan 6.875% 8/11/15	50,000	51,000
		2,951,554
TOTAL TELECOMMUNICATION SERVICES		4,457,254
UTILITIES - 0.9%
Electric Utilities - 0.5%
Essential Power LLC Tranche B, term loan 5.5% 8/8/19 (j)	312,683	317,373
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7458% 10/10/17 (j)	8,114,235	5,466,966
		5,784,339
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 1LN, term loan 5% 4/24/18 (j)	265,000	266,325
Independent Power Producers & Energy Traders - 0.4%
Calpine Corp. Tranche B, term loan 4.5% 4/1/18 (j)	4,408,982	4,453,071
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (j)	561,090	568,104
The AES Corp. Tranche B, term loan 4.25% 5/27/18 (j)	678,692	685,479
		5,706,654
TOTAL UTILITIES		11,757,318
TOTAL FLOATING RATE LOANS (Cost $60,880,078)		60,747,099
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (j)	340,574	321,842
Goldman Sachs 1.25% 12/14/19 (j)	612,986	579,272
1.25% 12/14/19 (j)	486,812	460,037
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $1,310,556)		1,361,151
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (k) (Cost $4,683,793)	57,612	6,048,108
Preferred Securities - 0.3%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 575,000	$ 633,879
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	300,000	333,098
FINANCIALS - 0.1%
Commercial Banks - 0.0%
Wells Fargo & Co. 7.98% (g)(j)	135,000	158,127
Diversified Financial Services - 0.1%
Bank of America Corp.:
8% (g)(j)	255,000	289,092
8.125% (g)(j)	145,000	161,392
Citigroup, Inc. 5.95% (g)(j)	1,230,000	1,258,106
		1,708,590
TOTAL FINANCIALS		1,866,717
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	109,625
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	820,000	837,835
TOTAL PREFERRED SECURITIES (Cost $3,509,039)		3,781,154
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 0.18% (b) (Cost $58,941,231)	58,941,231	$ 58,941,231
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,238,374,312)		1,305,112,467
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(13,430,318)
NET ASSETS - 100%		$ 1,291,682,149
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
29 CBOT 2-Year U.S. Treasury Note Contracts	March 2013	$ 6,393,594	$ 396
6 CBOT 30 Year U.S. Treasury Bond Contracts	March 2013	885,000	(7,236)
2 CBOT Ultra Long Term U.S. Treasury Bond Contracts	March 2013	325,188	(4,349)
TOTAL TREASURY CONTRACTS		$ 7,603,782	$ (11,189)

The face value of futures purchased as a percentage of net assets is 0.6%
Swap Agreements
Interest Rate Swaps Counterparty	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Nov. 2014	$ 4,300,000	3-month LIBOR	0.38%	$ 430	$ 0	$ 430
JPMorgan Chase, Inc.	Nov. 2014	3,100,000	3-month LIBOR	0.38%	1,240	0	1,240
Deutsche Bank AG	Nov. 2017	1,400,000	3-month LIBOR	0.83%	(280)	0	(280)
JPMorgan Chase, Inc.	Nov. 2017	1,000,000	3-month LIBOR	0.76%	3,700	0	3,700
Deutsche Bank AG	Nov. 2022	1,400,000	3-month LIBOR	1.76%	1,540	0	1,540
JPMorgan Chase, Inc.	Nov. 2022	900,000	3-month LIBOR	1.62%	13,680	0	13,680
JPMorgan Chase, Inc.	Jun. 2042	200,000	3-month LIBOR	2.44%	14,480	0	14,480
Deutsche Bank AG	Nov. 2042	800,000	3-month LIBOR	2.65%	21,200	0	21,200
JPMorgan Chase, Inc.	Nov. 2042	400,000	3-month LIBOR	2.46%	27,520	0	27,520
JPMorgan Chase, Inc.	Dec. 2042	3,493,000	3-month LIBOR	2.58%	147,405	0	147,405
TOTAL INTEREST RATE SWAPS					$ 230,915	$ 0	$ 230,915

Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NGN	-	Nigerian naira
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,758,872 or 16.9% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $57,308.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $112,123 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 11,701
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 4,281
RDA Holding Co. warrants 2/19/14	2/27/07	$ 160,000

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $70,483 and $69,778, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 105,739
Fidelity Floating Rate Central Fund	495,864
Total	$ 601,603
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 12,189,986	$ -	$ 6,755,061	$ 6,048,108	0.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 835,686	$ 500,204	$ 318,000	$ 17,482
Consumer Staples	42,402	-	26,085	16,317
Financials	5,604,237	3,043,187	2,561,050	-
Industrials	1,699,283	1,146,117	-	553,166
Information Technology	67,139	67,139	-	-
Materials	256,223	31,709	-	224,514
Utilities	3,830	3,830	-	-
Corporate Bonds	489,146,431	-	489,110,458	35,973
U.S. Government and Government Agency Obligations	283,186,540	-	283,186,540	-
U.S. Government Agency - Mortgage Securities	55,478,051	-	55,478,051	-
Collateralized Mortgage Obligations	42,244,312	-	42,244,312	-
Commercial Mortgage Securities	18,753,397	-	18,753,397	-
Foreign Government and Government Agency Obligations	276,916,192	-	276,344,767	571,425
Floating Rate Loans	60,747,099	-	60,747,099	-
Sovereign Loan Participations	1,361,151	-	-	1,361,151
Fixed-Income Funds	6,048,108	6,048,108	-	-
Preferred Securities	3,781,154	-	3,781,154	-
Other	1	-	-	1
Money Market Funds	58,941,231	58,941,231	-	-
Total Investments in Securities:	$ 1,305,112,467	$ 69,781,525	$ 1,232,550,913	$ 2,780,029
Derivative Instruments:
Assets
Futures Contracts	$ 396	$ 396	$ -	$ -
Swap Agreements	231,195	-	231,195	-
Total Assets	$ 231,591	$ 396	$ 231,195	$ -
Liabilities
Futures Contracts	$ (11,585)	$ (11,585)	$ -	$ -
Swap Agreements	(280)	-	(280)	-
Total Liabilities	$ (11,865)	$ (11,585)	$ (280)	$ -
Total Derivative Instruments:	$ 219,726	$ (11,189)	$ 230,915	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2012. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 396	$ (11,585)
Swap Agreements (b)	231,195	(280)
Total Value of Derivatives	$ 231,591	$ (11,865)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

(b) Value is disclosed on the Statement of Assets and Liabilities in the Swap agreements, at value line-items.
Other Information
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	67.0%
Canada	3.0%
Germany	2.7%
Italy	2.4%
United Kingdom	2.3%
Japan	2.3%
Venezuela	2.1%
Luxembourg	1.6%
Bermuda	1.4%
Mexico	1.2%
Netherlands	1.1%
Turkey	1.1%
Russia	1.0%
Indonesia	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,174,749,288)	$ 1,240,123,128
Fidelity Central Funds (cost $63,625,024)	64,989,339
Total Investments (cost $1,238,374,312)		$ 1,305,112,467
Cash		437,343
Receivable for investments sold		12,640,584
Receivable for fund shares sold		313,832
Dividends receivable		4,485
Interest receivable		14,107,397
Distributions receivable from Fidelity Central Funds		38,042
Swap agreements, at value		231,195
Prepaid expenses		3,053
Other receivables		98,672
Total assets		1,332,987,070

Liabilities
Payable for investments purchased Regular delivery	$ 18,250,387
Delayed delivery	19,105,127
Payable for fund shares redeemed	3,072,303
Swap agreements, at value	280
Accrued management fee	606,119
Distribution and service plan fees payable	8,410
Payable for daily variation margin on futures contracts	7,813
Other affiliated payables	161,906
Other payables and accrued expenses	92,576
Total liabilities		41,304,921

Net Assets		$ 1,291,682,149
Net Assets consist of:
Paid in capital		$ 1,219,511,459
Undistributed net investment income		5,044,072
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		296,815
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,829,803
Net Assets		$ 1,291,682,149

Statement of Assets and Liabilities - continued

December 31, 2012

Initial Class: Net Asset Value, offering price and redemption price per share ($164,166,095 ÷ 13,956,741 shares)	$ 11.76

Service Class: Net Asset Value, offering price and redemption price per share ($974,852 ÷ 82,944 shares)	$ 11.75

Service Class 2: Net Asset Value, offering price and redemption price per share ($41,501,778 ÷ 3,544,337 shares)	$ 11.71

Investor Class: Net Asset Value, offering price and redemption price per share ($1,085,039,424 ÷ 92,473,009 shares)	$ 11.73

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Dividends		$ 382,165
Interest		53,078,385
Income from Fidelity Central Funds		601,603
Total income		54,062,153

Expenses
Management fee	$ 6,550,783
Transfer agent fees	1,142,483
Distribution and service plan fees	83,443
Accounting and security lending fees	405,883
Custodian fees and expenses	72,328
Independent trustees' compensation	4,056
Audit	80,398
Legal	4,083
Miscellaneous	9,404
Total expenses before reductions	8,352,861
Expense reductions	(436)	8,352,425
Net investment income (loss)		45,709,728
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,062,001
Fidelity Central Funds	1,071,504
Foreign currency transactions	(1,937)
Futures contracts	297,472
Swap agreements	2,482
Total net realized gain (loss)		14,431,522
Change in net unrealized appreciation (depreciation) on: Investment securities	54,235,663
Assets and liabilities in foreign currencies	20,689
Futures contracts	(20,613)
Swap agreements	230,915
Total change in net unrealized appreciation (depreciation)		54,466,654
Net gain (loss)		68,898,176
Net increase (decrease) in net assets resulting from operations		$ 114,607,904

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,709,728	$ 39,301,884
Net realized gain (loss)	14,431,522	15,716,472
Change in net unrealized appreciation (depreciation)	54,466,654	(16,732,743)
Net increase (decrease) in net assets resulting from operations	114,607,904	38,285,613
Distributions to shareholders from net investment income	(44,510,315)	(40,878,892)
Distributions to shareholders from net realized gain	(13,812,434)	(20,231,365)
Total distributions	(58,322,749)	(61,110,257)
Share transactions - net increase (decrease)	227,501,664	238,355,290
Total increase (decrease) in net assets	283,786,819	215,530,646

Net Assets
Beginning of period	1,007,895,330	792,364,684
End of period (including undistributed net investment income of $5,044,072 and undistributed net investment income of $4,146,582, respectively)	$ 1,291,682,149	$ 1,007,895,330

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Initial Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.15	$ 11.36	$ 11.11	$ 8.94	$ 10.63
Income from Investment Operations
Net investment income (loss) C	.465	.511	.588	.619	.583
Net realized and unrealized gain (loss)	.704	.013 F	.473	2.065	(1.670)
Total from investment operations	1.169	.524	1.061	2.684	(1.087)
Distributions from net investment income	(.425)	(.486)	(.517)	(.439)	(.548)
Distributions from net realized gain	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.559)	(.734)	(.811)	(.514)	(.603)
Net asset value, end of period	$ 11.76	$ 11.15	$ 11.36	$ 11.11	$ 8.94
Total Return A, B	10.50%	4.66%	9.64%	30.02%	(10.20)%
Ratios to Average Net Assets D, G
Expenses before reductions	.69%	.69%	.71%	.74%	.73%
Expenses net of fee waivers, if any	.69%	.69%	.70%	.74%	.73%
Expenses net of all reductions	.69%	.69%	.70%	.74%	.72%
Net investment income (loss)	3.97%	4.38%	5.07%	5.98%	5.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,166	$ 164,168	$ 154,861	$ 166,898	$ 99,114
Portfolio turnover rate E	129%	224%	208%	199%	256%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 11.35	$ 11.10	$ 8.92	$ 10.61
Income from Investment Operations
Net investment income (loss) C	.453	.499	.574	.594	.574
Net realized and unrealized gain (loss)	.704	.009 F	.469	2.083	(1.676)
Total from investment operations	1.157	.508	1.043	2.677	(1.102)
Distributions from net investment income	(.413)	(.470)	(.499)	(.422)	(.533)
Distributions from net realized gain	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.547)	(.718)	(.793)	(.497)	(.588)
Net asset value, end of period	$ 11.75	$ 11.14	$ 11.35	$ 11.10	$ 8.92
Total Return A, B	10.40%	4.52%	9.48%	30.01%	(10.37)%
Ratios to Average Net Assets D, G
Expenses before reductions	.78%	.80%	.81%	.84%	.82%
Expenses net of fee waivers, if any	.78%	.80%	.81%	.84%	.82%
Expenses net of all reductions	.78%	.80%	.81%	.84%	.82%
Net investment income (loss)	3.87%	4.28%	4.96%	5.88%	5.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 975	$ 883	$ 1,199	$ 1,898	$ 2,644
Portfolio turnover rate E	129%	224%	208%	199%	256%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Service Class 2

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.11	$ 11.33	$ 11.11	$ 8.92	$ 10.61
Income from Investment Operations
Net investment income (loss) C	.434	.478	.560	.578	.558
Net realized and unrealized gain (loss)	.701	.021 F	.457	2.087	(1.680)
Total from investment operations	1.135	.499	1.017	2.665	(1.122)
Distributions from net investment income	(.401)	(.471)	(.503)	(.400)	(.513)
Distributions from net realized gain	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.535)	(.719)	(.797)	(.475)	(.568)
Net asset value, end of period	$ 11.71	$ 11.11	$ 11.33	$ 11.11	$ 8.92
Total Return A, B	10.23%	4.45%	9.23%	29.88%	(10.56)%
Ratios to Average Net Assets D, G
Expenses before reductions	.94%	.95%	.97%	.99%	.98%
Expenses net of fee waivers, if any	.94%	.94%	.96%	.99%	.98%
Expenses net of all reductions	.94%	.94%	.96%	.99%	.97%
Net investment income (loss)	3.72%	4.13%	4.81%	5.72%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,502	$ 25,652	$ 7,599	$ 1,918	$ 2,625
Portfolio turnover rate E	129%	224%	208%	199%	256%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.12	$ 11.34	$ 11.09	$ 8.92	$ 10.62
Income from Investment Operations
Net investment income (loss) C	.461	.506	.584	.617	.577
Net realized and unrealized gain (loss)	.705	.005 F	.474	2.065	(1.677)
Total from investment operations	1.166	.511	1.058	2.682	(1.100)
Distributions from net investment income	(.422)	(.483)	(.514)	(.437)	(.545)
Distributions from net realized gain	(.134)	(.248)	(.294)	(.075)	(.055)
Total distributions	(.556)	(.731)	(.808)	(.512)	(.600)
Net asset value, end of period	$ 11.73	$ 11.12	$ 11.34	$ 11.09	$ 8.92
Total Return A, B	10.50%	4.55%	9.63%	30.06%	(10.34)%
Ratios to Average Net Assets D, G
Expenses before reductions	.72%	.73%	.74%	.77%	.76%
Expenses net of fee waivers, if any	.72%	.73%	.74%	.77%	.76%
Expenses net of all reductions	.72%	.73%	.74%	.77%	.76%
Net investment income (loss)	3.94%	4.35%	5.03%	5.95%	5.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,085,039	$ 817,192	$ 628,706	$ 475,890	$ 234,744
Portfolio turnover rate E	129%	224%	208%	199%	256%

A Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Delayed Delivery & When issued Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swap agreements are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds) and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 79,945,751
Gross unrealized depreciation	(9,825,347)
Net unrealized appreciation (depreciation) on securities and other investments	$ 70,120,404

Tax Cost	$ 1,234,992,063

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 946,416
Undistributed long-term capital gain	$ 985,176
Net unrealized appreciation (depreciation)	$ 70,223,241

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Ordinary Income	$ 50,737,319	$ 49,184,634
Long-term Capital Gains	7,585,430	11,925,623
Total	$ 58,322,749	$ 61,110,257

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these loans. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

all potential counterparties. On certain OTC derivatives such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ 297,472	$ (20,613)
Swap Agreements	2,482	230,915
Totals (a)	$ 299,954	$ 210,302

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the swap agreements at value line items. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the

Annual Report

4. Derivative Instruments - continued

Swap Agreements - continued

event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swap Agreements."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $753,003,262 and $611,320,316, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 930
Service Class 2	82,513
$ 83,443

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 116,023
Service Class	649
Service Class 2	23,755
Investor Class	1,002,056
$ 1,142,483

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,975 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $140.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $218 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $218.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Initial Class	$ 5,803,567	$ 6,773,571
Service Class	32,799	35,285
Service Class 2	1,314,731	1,007,372
Investor Class	37,359,218	33,062,664
Total	$ 44,510,315	$ 40,878,892
From net realized gain
Initial Class	$ 1,841,471	$ 3,416,993
Service Class	10,637	19,967
Service Class 2	421,763	458,432
Investor Class	11,538,563	16,335,973
Total	$ 13,812,434	$ 20,231,365

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Initial Class
Shares sold	1,518,545	2,656,457	$ 17,854,388	$ 31,076,160
Reinvestment of distributions	651,036	916,774	7,645,038	10,190,564
Shares redeemed	(2,937,183)	(2,481,322)	(34,054,527)	(28,834,770)
Net increase (decrease)	(767,602)	1,091,909	$ (8,555,101)	$ 12,431,954
Service Class
Shares Sold	-	-	-	-
Reinvestment of distributions	3,702	4,970	43,436	55,252
Shares redeemed	-	(31,398)	-	(366,648)
Net increase (decrease)	3,702	(26,428)	$ 43,436	$ (311,396)
Service Class 2
Shares sold	1,922,851	1,728,542	$ 22,404,382	$ 20,060,168
Reinvestment of distributions	148,466	132,522	1,736,494	1,465,804
Shares redeemed	(836,478)	(222,100)	(9,669,581)	(2,573,365)
Net increase (decrease)	1,234,839	1,638,964	$ 14,471,295	$ 18,952,607

Annual Report

11. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Investor Class
Shares sold	16,759,934	15,647,182	$ 195,088,604	$ 182,167,424
Reinvestment of distributions	4,173,707	4,453,284	48,897,781	49,398,637
Shares redeemed	(1,921,565)	(2,098,949)	(22,444,351)	(24,283,936)
Net increase (decrease)	19,012,076	18,001,517	$ 221,542,034	$ 207,282,125

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 96% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Variable Insurance Products Fund V and the Shareholders of VIP Strategic Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VIP Strategic Income Portfolio (a fund of Variable Insurance Products Fund V) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VIP Strategic Income Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2007

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2007

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Derek L. Young (48)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young is also a Trustee of other investment companies advised by Strategic Advisers, Inc. (Strategic Advisers) (2012-present), President and a Director of Strategic Advisers (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Andrew Windmueller (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Asset Allocation Funds. Mr. Windmueller also serves as Chief Investment Officer of Strategic Advisers, Inc. (2011-present), Chief Investment Officer for Global Asset Allocation Multi-Asset Class Strategies (2011-present), and is an employee of Fidelity Investments (2000-present).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of VIP Strategic Income Portfolio voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Initial Class	02/15/2013	02/15/2013	$0.003	$0.016

Service Class	02/15/2013	02/15/2013	$0.003	$0.016

Service Class 2	02/15/2013	02/15/2013	$0.003	$0.016

Investor Class	02/15/2013	02/15/2013	$0.003	$0.016

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $6,356,735 or, if subsequently determined to be different, the net capital gain of such year.

A total of 6.05% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Initial Class of the fund was in the second quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Initial Class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board noted that there was a portfolio management change for the fund in June 2012. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will closely monitor the performance of the fund in the coming year.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 24% means that 76% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Initial Class, Investor Class, and Service Class ranked below its competitive median for 2011 and the total expense ratio of Service Class 2 ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Service Class 2 was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPSI-ANN-0213
1.796350.110

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Variable Insurance Products Fund V (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Strategic Income Portfolio (the "Fund"):

Services Billed by PwC

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Income Portfolio	$74,000	$-	$3,500	$2,000

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Strategic Income Portfolio	$71,000	$-	$3,500	$2,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$4,805,000	$3,845,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
PwC	$5,615,000	$5,055,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 4, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 4, 2013